Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Automobiles (5.2%)
Tesla, Inc. (a)	42,746	$10,696

Broadline Retail (7.0%)
Amazon.com, Inc. (a)	54,554	6,935
MercadoLibre, Inc. (a)	5,894	7,473
		14,408
Capital Markets (1.5%)
Intercontinental Exchange, Inc.	28,685	3,156

Entertainment (4.6%)
ROBLOX Corp., Class A (a)	325,633	9,430

Financial Services (5.5%)
Adyen NV (Netherlands) (a)	10,190	7,555
Block, Inc., Class A (a)	22,249	985
Toast, Inc., Class A (a)	153,799	2,881
		11,421
Ground Transportation (7.5%)
Uber Technologies, Inc. (a)	336,614	15,481

Health Care Equipment & Supplies (0.5%)
Intuitive Surgical, Inc. (a)	3,788	1,107

Health Care Technology (1.5%)
Veeva Systems, Inc., Class A (a)	15,142	3,081

Hotels, Restaurants & Leisure (12.2%)
Airbnb, Inc., Class A (a)	83,189	11,414
DoorDash, Inc., Class A (a)	172,146	13,681
		25,095
Information Technology Services (21.6%)
Cloudflare, Inc., Class A (a)	254,614	16,051
Shopify, Inc., Class A (Canada) (a)	267,896	14,619
Snowflake, Inc., Class A (a)	90,629	13,845
		44,515
Interactive Media & Services (6.0%)
Meta Platforms, Inc., Class A (a)	23,766	7,135
ZoomInfo Technologies, Inc., Class A (a)	313,696	5,144
		12,279
Life Sciences Tools & Services (2.5%)
Illumina, Inc. (a)	38,061	5,225

Media (7.5%)
Trade Desk, Inc., Class A (a)	198,565	15,518

Pharmaceuticals (4.7%)
Royalty Pharma PLC, Class A	354,222	9,614

Software (6.4%)
Bill Holdings, Inc. (a)	71,988	7,816
Datadog, Inc., Class A (a)	57,726	5,258
		13,074
Specialty Retail (3.0%)
Chewy, Inc., Class A (a)	169,547	3,096
Floor & Decor Holdings, Inc., Class A (a)	33,818	3,060
		6,156
Total Common Stocks (Cost $206,154)		200,256

Investment Company (1.7%)
Grayscale Bitcoin Trust (a) (Cost $5,036)	174,506	3,349

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,317)	1,317,327	1,317
Total Investments Excluding Purchased Options (99.5%) (Cost $212,507)		204,922
Total Purchased Options Outstanding (0.3%) (Cost $682)		713
Total Investments (99.8%) (Cost $213,189) (c)(d)(e)(f)		205,635
Other Assets in Excess of Liabilities (0.2%)		337
Net Assets (100.0%)		$205,972

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $7,555,000 and 3.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,053,000 and the aggregate gross unrealized depreciation is approximately $33,607,000, resulting in net unrealized depreciation of approximately $7,554,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	43,082,732	$43,083	$197		$203	$(6)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	56,717,357	56,717	294		240	54
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	57,077,746	57,078	222		236	(14)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	542,601	543	—	@	3	(3)
							$713		$682	$31

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	21.7%
Other*	20.9
Hotels, Restaurants & Leisure	12.2
Media	7.5
Ground Transportation	7.5
Broadline Retail	7.0
Software	6.4
Interactive Media & Services	6.0
Financial Services	5.6
Automobiles	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (92.7%)
Beverages (1.9%)
Coca-Cola Co.	343	$19

Capital Markets (6.4%)
FactSet Research Systems, Inc.	23	10
Intercontinental Exchange, Inc.	365	40
Moody's Corp.	48	15
		65
Electronic Equipment, Instruments & Components (4.3%)
Amphenol Corp., Class A	256	21
CDW Corp.	114	23
		44
Financial Services (7.7%)
Jack Henry & Associates, Inc.	37	6
PayPal Holdings, Inc. (a)	343	20
Visa, Inc., Class A	231	53
		79
Health Care Equipment & Supplies (7.5%)
Abbott Laboratories	255	25
Becton Dickinson & Co.	130	34
Steris PLC	84	18
		77
Household Products (2.7%)
Procter & Gamble Co.	190	28

Information Technology Services (6.0%)
Accenture PLC, Class A	198	61

Insurance (4.7%)
Aon PLC, Class A	93	30
Arthur J Gallagher & Co.	80	18
		48
Interactive Media & Services (3.6%)
Alphabet, Inc., Class A (a)	279	37

Life Sciences Tools & Services (13.6%)
Danaher Corp.	177	44
IQVIA Holdings, Inc. (a)	159	31
Revvity, Inc.	137	15
Thermo Fisher Scientific, Inc.	97	49
		139
Machinery (3.0%)
Otis Worldwide Corp.	380	31

Pharmaceuticals (1.7%)
Zoetis, Inc.	96	17

Professional Services (7.3%)
Automatic Data Processing, Inc.	133	32
Broadridge Financial Solutions, Inc.	139	25
Equifax, Inc.	92	17
		74
Semiconductors & Semiconductor Equipment (3.4%)
Texas Instruments, Inc.	219	35

Software (13.5%)
Adobe, Inc. (a)	16	8
Constellation Software, Inc. (Canada)	16	33
Microsoft Corp.	210	66
Roper Technologies, Inc.	64	31
		138
Textiles, Apparel & Luxury Goods (1.4%)
NIKE, Inc., Class B	149	14

Tobacco (4.0%)
Philip Morris International, Inc.	444	41
Total Common Stocks (Cost $924)		947

No. of Warrants
Warrant (0.0%)‡
Software (0.0%)‡
Constellation Software, Inc., expires 3/31/40 (a) (Cost $—)	16	—	@

	Shares
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (b) (Cost $18)	18,033	18
Total Investments (94.4%) (Cost $942) (c)(d)		965
Other Assets in Excess of Liabilities (5.6%)		57
Net Assets (100.0%)		$1,022

‡	Amount is less than 0.05%.
@	Value is less than $500.
(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $59,000 and the aggregate gross unrealized depreciation is approximately $36,000, resulting in net unrealized appreciation of approximately $23,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.4%
Life Sciences Tools & Services	14.5
Software	14.2
Financial Services	8.2
Health Care Equipment & Supplies	8.0
Professional Services	7.7
Capital Markets	6.7
Information Technology Services	6.3
Insurance	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (100.9%)
China (49.1%)
China Resources Beer Holdings Co. Ltd. (a)	542,300	$2,962
China Resources Mixc Lifestyle Services Ltd. (a)	537,600	2,164
Foshan Haitian Flavouring & Food Co. Ltd., Class A	372,625	1,952
Greentown Service Group Co. Ltd. (a)	1,886,000	845
Haidilao International Holding Ltd. (a)	3,475,000	9,265
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	981,486	3,580
KE Holdings, Inc. ADR	495,553	7,691
Kuaishou Technology (a)(b)	614,800	4,891
Kweichow Moutai Co. Ltd., Class A	37,194	9,225
Meituan, Class B (a)(b)	624,420	9,039
Qifu Technology, Inc. ADR	258,665	3,973
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	76,500	2,843
Shenzhou International Group Holdings Ltd. (a)	449,600	4,276
Tencent Holdings Ltd. (a)	192,300	7,454
Trip.com Group Ltd. ADR (b)	233,654	8,171
Tsingtao Brewery Co. Ltd. (a)	310,000	2,524
Wuliangye Yibin Co. Ltd., Class A	158,700	3,420
Yihai International Holding Ltd. (a)(b)	377,000	647
		84,922
Hong Kong (2.4%)
AIA Group Ltd.	505,100	4,085

India (25.9%)
Axis Bank Ltd.	390,469	4,860
HDFC Bank Ltd.	757,875	13,899
ICICI Bank Ltd. ADR	483,533	11,179
IndusInd Bank Ltd.	337,789	5,791
Shree Cement Ltd.	4,989	1,527
Titan Co. Ltd.	135,827	5,138
Zomato Ltd. (b)	1,946,752	2,371
		44,765
Indonesia (0.6%)
Avia Avian Tbk PT	29,490,700	1,068

Korea, Republic of (11.7%)
Coupang, Inc. (b)	617,333	10,495
KakaoBank Corp.	235,114	4,069
NAVER Corp.	37,920	5,669
		20,233
Singapore (5.3%)
Grab Holdings Ltd., Class A (b)	1,873,344	6,632
Sea Ltd. ADR (b)	42,950	1,888
Super Hi International Holding Ltd. (a)(b)(c)	382,299	751
		9,271
Taiwan (5.9%)
Nien Made Enterprise Co. Ltd.	237,000	2,275
Silergy Corp.	152,000	1,441
Taiwan Semiconductor Manufacturing Co. Ltd.	398,000	6,490
		10,206
Total Common Stocks (Cost $167,101)		174,550

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $3,579)	3,578,548	3,579
Total Investments (103.0%) (Cost $170,680) Including $436 of Securities Loaned (e)(f)(g)		178,129
Liabilities in Excess of Other Assets (–3.0%)		(5,134)
Net Assets (100.0%)		$172,995

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments andaggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $436,000 and $441,000 respectively. The Fund received non-cash collateral of approximately $441,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $124,521,000 and 72.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $34,313,000 and the aggregate gross unrealized depreciation is approximately $26,864,000, resulting in net unrealized appreciation of approximately $7,449,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.6%
Banks	22.3
Hotels, Restaurants & Leisure	16.6
Beverages	10.2
Interactive Media & Services	10.1
Real Estate Management & Development	6.0
Broadline Retail	5.9
Textiles, Apparel & Luxury Goods	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Counterpoint Global Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Argentina (0.1%)
Globant SA (a)	61	$12

Brazil (0.3%)
B3 SA - Brasil Bolsa Balcao	592	1
NU Holdings Ltd., Class A (a)	2,729	20
Vale SA	69	1
		22
Canada (4.1%)
Brookfield Corp.	206	6
Brookfield Infrastructure Partners LP	177	5
Canada Goose Holdings, Inc. (a)	518	8
Canadian National Railway Co.	581	63
Canadian Pacific Kansas City Ltd.	105	8
Constellation Software, Inc.	18	37
FirstService Corp.	6	1
Lumine Group, Inc. (a)	49	1
Shopify, Inc., Class A (a)	3,748	205
Topicus.com, Inc. (a)	461	30
		364
China (1.2%)
China Resources Mixc Lifestyle Services Ltd. (b)	400	2
Foshan Haitian Flavouring & Food Co. Ltd., Class A	167	1
Greentown Service Group Co. Ltd. (b)	2,000	1
Haidilao International Holding Ltd. (b)	3,000	8
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	700	2
KE Holdings, Inc. ADR	386	6
Kuaishou Technology (a)(b)	500	4
Meituan, Class B (a)(b)	2,520	36
Qifu Technology, Inc. ADR	188	3
Shenzhou International Group Holdings Ltd. (b)	400	4
Tencent Holdings Ltd. (b)	200	8
Trip.com Group Ltd. ADR (a)	817	28
Wuliangye Yibin Co. Ltd., Class A	100	2
		105
Denmark (1.2%)
DSV AS	551	103
Novo Nordisk AS, Class B	54	5
		108
France (2.8%)
Airbus SE	147	20
Christian Dior SE	43	32
EssilorLuxottica SA	45	8
Eurofins Scientific SE	1,583	89
Hermes International	37	67
L'Oreal SA	2	1
LVMH Moet Hennessy Louis Vuitton SE	10	7
Pernod Ricard SA	60	10
Remy Cointreau SA	5	1
Safran SA	83	13
		248
Germany (0.2%)
Adidas AG	38	7
HelloFresh SE (a)	67	2
Puma SE	75	4
		13
Hong Kong (0.1%)
AIA Group Ltd.	1,200	10

India (2.0%)
Axis Bank Ltd.	338	4
HDFC Bank Ltd. ADR	1,813	107
ICICI Bank Ltd. ADR	1,952	45
IndusInd Bank Ltd.	239	4
Shree Cement Ltd.	4	1
Titan Co. Ltd.	246	10
Zomato Ltd. (a)	1,688	2
		173
Indonesia (0.0%)‡
Avia Avian Tbk PT	24,800	1

Israel (3.6%)
Global-e Online Ltd. (a)	7,743	308
Oddity Tech Ltd., Class A (a)	226	6
		314
Italy (1.0%)
Brunello Cucinelli SpA	54	4
Davide Campari-Milano NV	1,329	16
Ferrari NV	3	1
Moncler SpA	1,230	71
		92
Japan (0.4%)
Keyence Corp.	100	37

Korea, Republic of (1.3%)
Coupang, Inc. (a)	5,322	90
KakaoBank Corp.	477	8
NAVER Corp.	105	16
		114
Mexico (0.0%)‡
Grupo Aeroportuario del Sureste SAB de CV, Class B	45	1

Netherlands (2.5%)
Adyen NV (a)	196	145
ASML Holding NV	36	21
ASML Holding NV (Registered)	16	9
Basic-Fit NV (a)	937	27
Heineken NV	176	16
Universal Music Group NV	34	1
		219
Norway (0.0%)‡
AutoStore Holdings Ltd. (a)	1,120	2

Poland (0.0%)‡
Allegro.eu SA (a)	181	1

Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	35,200	125

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
Singapore (cont'd)
Sea Ltd. ADR (a)	132	$6
Super Hi International Holding Ltd. (a)(b)	300	—	@
		131
Sweden (0.2%)
Evolution AB	138	14
Vitrolife AB	215	3
		17
Switzerland (1.0%)
Cie Financiere Richemont SA (Registered)	35	4
Givaudan SA (Registered)	5	16
Kuehne & Nagel International AG (Registered)	40	12
On Holding AG, Class A (a)	798	22
SIG Group AG (a)	632	16
Straumann Holding AG (Registered)	120	15
		85
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	16
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35	3
		19
United Kingdom (3.9%)
Babcock International Group PLC (a)	20,212	102
Deliveroo PLC (a)	2,146	3
Diageo PLC	251	9
Fevertree Drinks PLC	189	3
Rentokil Initial PLC	6,320	47
Rightmove PLC	1,048	7
Victoria PLC (a)	27,827	176
		347
United States (68.9%)
10X Genomics, Inc., Class A (a)	725	30
Adobe, Inc. (a)	110	56
Advance Auto Parts, Inc.	71	4
Affirm Holdings, Inc. (a)	7,695	164
Agilon health, Inc. (a)	8,992	160
Airbnb, Inc., Class A (a)	704	97
Alnylam Pharmaceuticals, Inc. (a)	3	1
Alphabet, Inc., Class A (a)	452	59
Amazon.com, Inc. (a)	1,116	142
American Tower Corp. REIT	126	21
Appian Corp., Class A (a)	1,863	85
Arbutus Biopharma Corp. (a)	8,662	18
ATAI Life Sciences NV (a)	1,058	1
Aurora Innovation, Inc. (a)	18,994	45
Axon Enterprise, Inc. (a)	1	—	@
Ball Corp.	34	2
BARK, Inc. (a)	1,620	2
Beam Therapeutics, Inc. (a)	89	2
Bill Holdings, Inc. (a)	2,017	219
Block, Inc., Class A (a)	427	19
Brown & Brown, Inc.	381	27
Cadence Design Systems, Inc. (a)	1	—	@
Cardlytics, Inc. N (a)	117	2
Carvana Co. (a)	4,053	170
Cava Group, Inc. (a)	60	2
Celsius Holdings, Inc. (a)	11	2
Chewy, Inc., Class A (a)	65	1
Cintas Corp.	1	—	@
Cloudflare, Inc., Class A (a)	20,795	1,311
Coinbase Global, Inc., Class A (a)	4	—	@
Confluent, Inc., Class A (a)	252	7
Constellation Brands, Inc., Class A	94	24
Copart, Inc. (a)	4	—	@
Cricut, Inc., Class A	15,472	144
Crowdstrike Holdings, Inc., Class A (a)	131	22
Danaher Corp.	113	28
Datadog, Inc., Class A (a)	22	2
Deckers Outdoor Corp. (a)	26	13
Dexcom, Inc. (a)	33	3
Dlocal Ltd. (a)	129	2
Dollar General Corp.	764	81
Domino's Pizza, Inc.	1	—	@
DoorDash, Inc., Class A (a)	2,157	171
Doximity, Inc., Class A (a)	1,500	32
Duolingo, Inc. (a)	49	8
Ecolab, Inc.	14	2
Elanco Animal Health, Inc. (a)	1,513	17
Endeavor Group Holdings, Inc., Class A (a)	606	12
Enphase Energy, Inc. (a)	5	1
Estee Lauder Cos., Inc., Class A	1	—	@
Eventbrite, Inc., Class A (a)	1,348	13
Fastenal Co.	3	—	@
Fastly, Inc., Class A (a)	4,774	92
Figs, Inc., Class A (a)	602	4
Floor & Decor Holdings, Inc., Class A (a)	1,293	117
Gartner, Inc. (a)	43	15
GH Research PLC (a)	183	2
Ginkgo Bioworks Holdings, Inc. (a)	8,341	15
Gitlab, Inc., Class A (a)	1,137	51
Guardant Health, Inc. (a)	60	2
HEICO Corp., Class A	1	—	@
Hilton Worldwide Holdings, Inc.	120	18
Home Depot, Inc.	8	2
HubSpot, Inc. (a)	92	45
Illumina, Inc. (a)	97	13
Inspire Medical Systems, Inc. (a)	10	2
Intellia Therapeutics, Inc. (a)	285	9
Intercontinental Exchange, Inc.	462	51
International Flavors & Fragrances, Inc.	334	23
Intuitive Surgical, Inc. (a)	7	2
Joby Aviation, Inc. (a)	770	5
Klaviyo, Inc., Class A (a)	96	3
Linde PLC	2	1
Lithia Motors, Inc., Class A	48	14
Lululemon Athletica, Inc. (a)	12	5
Maplebear, Inc. (a)	48	1

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont'd)
Martin Marietta Materials, Inc.	1	$—	@
Mastercard, Inc., Class A	83	33
MaxCyte, Inc. (a)	603	2
McCormick & Co., Inc.	2	—	@
McDonald's Corp.	1	—	@
MercadoLibre, Inc. (a)	145	184
Meta Platforms, Inc., Class A (a)	201	60
MicroStrategy, Inc., Class A (a)	62	20
Moderna, Inc. (a)	1	—	@
MongoDB, Inc. (a)	44	15
MP Materials Corp. (a)	89	2
MSCI, Inc.	3	2
Netflix, Inc. (a)	3	1
Occidental Petroleum Corp.	397	26
Opendoor Technologies, Inc. (a)	1,208	3
Outset Medical, Inc. (a)	169	2
Peloton Interactive, Inc., Class A (a)	13,825	70
Penumbra, Inc. N (a)	7	2
Pool Corp.	7	3
Privia Health Group, Inc. (a)	90	2
Procore Technologies, Inc. (a)	1,145	75
ProKidney Corp. (a)	1,831	8
Redfin Corp. (a)	341	2
Rivian Automotive, Inc., Class A (a)	8	—	@
ROBLOX Corp., Class A (a)	5,009	145
Roivant Sciences Ltd. (a)	4,951	58
Rollins, Inc.	4	—	@
Roper Technologies, Inc.	1	—	@
Royal Gold, Inc.	140	15
Royalty Pharma PLC, Class A	7,905	215
S&P Global, Inc.	38	14
Salesforce, Inc. (a)	133	27
Samsara, Inc., Class A (a)	3,602	91
Schrodinger, Inc. (a)	64	2
Service Corp. International	3	—	@
ServiceNow, Inc. (a)	171	96
Sherwin-Williams Co.	1	—	@
Snap, Inc., Class A (a)	69	1
Snowflake, Inc., Class A (a)	2,047	313
Soho House & Co., Inc., Class A (a)	276	2
SomaLogic, Inc. (a)	1,807	4
Spotify Technology SA (a)	414	64
Standard BioTools, Inc. (a)	3,020	9
Starbucks Corp.	2	—	@
Synopsys, Inc. (a)	1	—	@
Tesla, Inc. (a)	419	105
Texas Pacific Land Corp.	10	18
TKO Group Holdings, Inc.	121	10
Toast, Inc., Class A (a)	3,854	72
Tractor Supply Co.	11	2
Trade Desk, Inc., Class A (a)	2,246	176
Tyler Technologies, Inc. (a)	5	2
Uber Technologies, Inc. (a)	5,510	253
Union Pacific Corp.	26	5
Unity Software, Inc. (a)	19	1
Veeva Systems, Inc., Class A (a)	13	3
Visa, Inc., Class A	163	37
Walt Disney Co. (a)	463	38
Waste Connections, Inc.	6	1
Watsco, Inc.	5	2
Wayfair, Inc., Class A (a)	575	35
XPEL, Inc. (a)	25	2
Zoetis, Inc.	1	—	@
ZoomInfo Technologies, Inc., Class A (a)	1,629	27
		6,073
Total Common Stocks (Cost $7,273)		8,508

Preferred Stocks (0.5%)
United States (0.5%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $44; acquired 8/31/21)	594	44
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $1; acquired 9/15/23)	19	1
Stripe, Inc., Series H (a)(c)(d) (acquisition cost — $2; acquired 3/17/23)	123	3
Total Preferred Stocks (Cost $47)		48

Investment Company (1.3%)
United States (1.3%)
Grayscale Bitcoin Trust (a) (Cost $195)	5,728	110

	No. of Warrants
Warrants (0.0%)‡
Canada (0.0%) ‡
Constellation Software, Inc. expires 3/31/40 (a)	18	—	@
United States (0.0%) ‡
BARK, Inc. expires 5/01/26 (a)	373	—	@
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)	261	—	@
SomaLogic, Inc. expires 8/31/26 (a)	96	—	@
		—	@
Total Warrants (Cost $3)		—	@

	Shares
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $90)	90,082	90
Total Investments Excluding Purchased Options (99.3%) (Cost $7,608)		8,756
Total Purchased Options Outstanding (0.2%) (Cost $17)		19
Total Investments (99.5%) (Cost $7,625) (f)(g)(h)(i)		8,775
Other Assets in Excess of Liabilities (0.5%)		41
Net Assets (100.0%)		$8,816

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
@	Value is less than $500.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2023 amounts to approximately $48,000 and represents 0.5% of net assets.
(d)	At September 30, 2023, the Fund held fair valued securities valued at approximately $48,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The approximate fair value and percentage of net assets, $1,279,000 and 14.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,950,000 and the aggregate gross unrealized depreciation is approximately $800,000, resulting in net unrealized appreciation of approximately $1,150,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	1,001,997	$1,002	$5	$5	$	(—	@)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.57	May–24	1,505,000	1,505	8	6		2
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	1,505,059	1,505	6	6		(—	@)
							$19	$17		$2

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	47.9%
Information Technology Services	22.4
Software	10.9
Broadline Retail	8.2
Financial Services	5.4
Ground Transportation	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Argentina (3.6%)
Globant SA (a)	7,227	$1,430

Brazil (5.5%)
B3 SA - Brasil Bolsa Balcao	304,578	745
NU Holdings Ltd., Class A (a)	201,986	1,464
		2,209
China (34.6%)
China Resources Beer Holdings Co. Ltd. (b)	96,000	524
China Resources Mixc Lifestyle Services Ltd. (b)	113,400	457
Haidilao International Holding Ltd. (b)	587,000	1,565
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	160,600	586
KE Holdings, Inc. ADR	87,875	1,364
Kuaishou Technology (a)(b)	98,200	781
Kweichow Moutai Co. Ltd., Class A	6,789	1,684
Meituan, Class B (a)(b)	120,180	1,740
Qifu Technology, Inc. ADR	38,518	592
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,300	420
Shenzhou International Group Holdings Ltd. (b)	78,200	744
Tencent Holdings Ltd. (b)	31,300	1,213
Trip.com Group Ltd. ADR (a)	43,160	1,509
Wuliangye Yibin Co. Ltd., Class A	26,000	560
		13,739
India (22.3%)
Axis Bank Ltd.	86,715	1,079
HDFC Bank Ltd.	146,987	2,696
ICICI Bank Ltd. ADR	96,809	2,238
IndusInd Bank Ltd.	49,185	843
Shree Cement Ltd.	1,150	352
Titan Co. Ltd.	29,836	1,129
Zomato Ltd. (a)	431,980	526
		8,863
Indonesia (1.6%)
Avia Avian Tbk PT	17,845,700	646

Korea, Republic of (11.1%)
Coupang, Inc. (a)	138,308	2,351
KakaoBank Corp.	45,328	785
NAVER Corp.	8,488	1,269
		4,405
Mexico (1.3%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	21,985	538

Singapore (5.0%)
Grab Holdings Ltd., Class A (a)	407,428	1,443
Sea Ltd. ADR (a)	9,403	413
Super Hi International Holding Ltd. (a)(b)	60,000	118
		1,974
Taiwan (5.3%)
Nien Made Enterprise Co. Ltd.	32,000	307
Silergy Corp.	35,000	332
Taiwan Semiconductor Manufacturing Co. Ltd.	89,000	1,451
		2,090
United States (8.7%)
MercadoLibre, Inc. (a)	2,719	3,447
Total Common Stocks (Cost $37,537)		39,341

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $287)	286,957	287
Total Investments (99.7%) (Cost $37,824) (d)(e)(f)		39,628
Other Assets in Excess of Liabilities (0.3%)		112
Net Assets (100.0%)		$39,740

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Developing Opportunity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $21,807,000 and 54.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,478,000 and the aggregate gross unrealized depreciation is approximately $4,674,000, resulting in net unrealized appreciation of approximately $1,804,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.5%
Banks	23.0
Broadline Retail	14.6
Hotels, Restaurants & Leisure	13.7
Interactive Media & Services	8.3
Beverages	6.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Brazil (8.9%)
Banco BTG Pactual SA (Units) (a)	13,862	$86
Itau Unibanco Holding SA (Preference)	12,241	66
Localiza Rent a Car SA	5,817	68
Lojas Renner SA	24,320	65
Petroleo Brasileiro SA (Preference)	19,453	134
Raia Drogasil SA	18,297	100
		519
India (30.0%)
Bajaj Auto Ltd.	2,258	137
Bajaj Finance Ltd.	1,024	96
Delhivery Ltd. (b)	7,787	39
HDFC Bank Ltd.	11,868	218
Hindalco Industries Ltd.	14,710	87
ICICI Bank Ltd.	14,170	162
ICICI Prudential Life Insurance Co. Ltd.	8,411	57
Infosys Ltd.	4,928	85
Infosys Ltd. ADR	3,149	54
Larsen & Toubro Ltd.	1,915	69
Macrotech Developers Ltd.	6,752	65
Mahindra & Mahindra Ltd.	5,395	101
MakeMyTrip Ltd. (b)	1,171	47
Max Healthcare Institute Ltd. (b)	17,511	120
Pidilite Industries Ltd.	1,566	46
Reliance Industries Ltd.	6,384	180
Star Health & Allied Insurance Co. Ltd. (b)	8,897	64
State Bank of India	17,247	124
		1,751
Indonesia (5.5%)
Bank Central Asia Tbk PT	132,600	76
Bank Mandiri Persero Tbk PT	249,600	97
Bank Rakyat Indonesia Persero Tbk PT	303,200	102
Cisarua Mountain Dairy PT TBK	169,700	44
		319
Korea, Republic of (12.4%)
KB Financial Group, Inc.	2,004	82
Kia Corp.	692	42
Korea Zinc Co. Ltd.	145	54
LG Chem Ltd.	79	29
Samsung Electronics Co. Ltd.	7,281	368
Samsung SDI Co. Ltd.	89	34
SK Hynix, Inc.	1,384	117
		726
Mexico (8.6%)
Becle SAB de CV	39,641	94
Gruma SAB de CV , Class B	5,401	92
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,093	27
Grupo Financiero Banorte SAB de CV Series O	3,381	28
Qualitas Controladora SAB de CV	8,877	67
Regional SAB de CV	11,822	85
Wal-Mart de Mexico SAB de CV	28,306	107
		500
Poland (3.6%)
Grupa Kety SA	635	95
LPP SA	38	113
		208
Portugal (1.5%)
Galp Energia SGPS SA	5,919	88

South Africa (4.1%)
Anglo American PLC	3,642	101
AVI Ltd.	14,619	58
Capitec Bank Holdings Ltd.	877	79
		238
Sweden (1.1%)
Medicover AB	4,953	65

Switzerland (1.5%)
SIG Group AG (b)	3,707	91

Taiwan (15.7%)
Advantech Co. Ltd.	1,000	11
Airtac International Group	1,000	30
Chailease Holding Co. Ltd.	14,220	80
CTBC Financial Holding Co. Ltd.	47,000	36
Delta Electronics, Inc.	7,000	70
MediaTek, Inc.	3,000	69
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	326
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,329	202
United Microelectronics Corp.	31,000	44
Voltronic Power Technology Corp.	1,000	49
		917
Thailand (2.5%)
Central Retail Corp. PCL	21,400	23
CP ALL PCL	13,400	22
Kasikornbank PCL	12,200	42
Tisco Financial Group PCL	21,100	57
		144
United Kingdom (3.6%)
Antofagasta PLC	4,708	82
Mondi PLC	7,726	129
		211
Total Common Stocks (Cost $5,271)		5,777

	No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡
Localiza Rent a Car SA, expires 11/10/23 (b) (Cost $—)	42	—	@
Total Investments (99.0%) (Cost $5,271) (c)(d)(e)		5,777
Other Assets in Excess of Liabilities (1.0%)		57
Net Assets (100.0%)		$5,834

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets ex China Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The approximate fair value and percentage of net assets, $4,309,000 and 73.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $689,000 and the aggregate gross unrealized depreciation is approximately $183,000, resulting in net unrealized appreciation of approximately $506,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.4%
Banks	21.7
Semiconductors & Semiconductor Equipment	13.1
Metals & Mining	7.3
Oil, Gas & Consumable Fuels	6.9
Tech Hardware, Storage & Peripherals	6.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Argentina (6.3%)
Globant SA (a)	88,210	$17,452

Brazil (11.5%)
Localiza Rent a Car SA	733,433	8,545
NU Holdings Ltd., Class A (Cayman Island) (a)	2,501,557	18,136
WEG SA	737,728	5,323
		32,004
China (22.1%)
BYD Co. Ltd., H Shares (b)	438,000	13,495
China Meidong Auto Holdings Ltd. (b)	4,434,000	2,423
Li Ning Co. Ltd. (b)	2,940,000	12,276
Proya Cosmetics Co. Ltd., Class A	634,779	8,849
Shenzhou International Group Holdings Ltd. (b)	1,977,400	18,804
Sunresin New Materials Co. Ltd., Class A	722,195	5,782
		61,629
India (40.0%)
360 ONE WAM Ltd.	885,515	5,342
Aarti Industries Ltd.	1,468,892	8,672
Aarti Pharmalabs Ltd. (a)	311,463	1,730
AU Small Finance Bank Ltd.	1,797,802	15,386
Avenue Supermarts Ltd. (a)	243,266	10,745
Bajaj Finance Ltd.	202,305	18,976
Cholamandalam Investment & Finance Co. Ltd.	10,303	151
ICICI Bank Ltd.	1,041,580	11,933
KEI Industries Ltd.	365,344	11,640
Laurus Labs Ltd.	30,394	145
Timken India Ltd.	74,618	2,778
Titan Co. Ltd.	172,179	6,513
Trent Ltd.	358,882	8,970
TVS Motor Co. Ltd.	467,863	8,549
		111,530
Korea, Republic of (5.0%)
SK Hynix, Inc.	163,491	13,842

Singapore (0.7%)
TDCX, Inc. ADR (a)	334,498	1,977

Taiwan (5.7%)
Delta Electronics, Inc.	364,000	3,666
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	1,696
Voltronic Power Technology Corp.	216,334	10,654
		16,016
United States (8.5%)
EPAM Systems, Inc. (a)	18,349	4,692
MercadoLibre, Inc. (a)	14,877	18,862
		23,554
Total Common Stocks (Cost $256,940)		278,004

	No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡
Localiza Rent a Car SA, expires 11/10/23 (a) (Cost $—)	5,378	17
Total Investments (99.8%) (Cost $256,940) (c)(d)		278,021
Other Assets in Excess of Liabilities (0.2%)		561
Net Assets (100.0%)		$278,582

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $48,067,000 and the aggregate gross unrealized depreciation is approximately $26,986,000, resulting in net unrealized appreciation of approximately $21,081,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.9%
Banks	16.3
Textiles, Apparel & Luxury Goods	13.5
Electrical Equipment	9.9
Information Technology Services	8.0
Automobiles	7.9
Consumer Finance	6.9
Broadline Retail	6.8
Semiconductors & Semiconductor Equipment	5.6
Chemicals	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Brazil (7.8%)
Banco BTG Pactual SA (Units) (a)	911,981	$5,637
Itau Unibanco Holding SA (Preference)	1,002,683	5,428
Localiza Rent a Car SA	545,665	6,357
Lojas Renner SA	1,653,989	4,409
Petroleo Brasileiro SA (Preference)	1,281,664	8,832
Raia Drogasil SA	836,794	4,598
WEG SA	308,872	2,229
		37,490
China (18.0%)
Alibaba Group Holding Ltd. (b)(c)	673,100	7,298
BYD Co. Ltd., H Shares (b)	259,000	7,980
China Construction Bank Corp., H Shares (b)	15,737,120	8,847
China Mengniu Dairy Co. Ltd. (b)(c)	1,469,000	4,900
China Merchants Bank Co. Ltd., H Shares (b)	1,147,500	4,764
China Resources Beer Holdings Co. Ltd. (b)	606,000	3,310
China Tourism Group Duty Free Corp. Ltd. (b)(c)(d)	118,500	1,565
JD.com, Inc., Class A (b)	102,973	1,498
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	494,859	3,059
Kweichow Moutai Co. Ltd., Class A	20,849	5,171
Li Ning Co. Ltd. (b)	539,500	2,253
Meituan, Class B (b)(c)	187,390	2,713
NARI Technology Co. Ltd., Class A	965,900	2,939
Postal Savings Bank of China Co. Ltd. (b)	8,575,000	4,318
Proya Cosmetics Co. Ltd., Class A	202,528	2,823
Shenzhou International Group Holdings Ltd. (b)	664,900	6,323
Sungrow Power Supply Co. Ltd., Class A	243,295	2,982
Tencent Holdings Ltd. (b)	366,900	14,222
		86,965
India (24.3%)
Axis Bank Ltd.	305,010	3,797
Bajaj Auto Ltd.	115,183	7,006
Bajaj Finance Ltd.	60,758	5,699
Delhivery Ltd. (c)	599,448	2,972
HDFC Asset Management Co. Ltd.	104,408	3,325
HDFC Bank Ltd.	468,528	8,593
Hindalco Industries Ltd.	1,092,224	6,447
ICICI Bank Ltd.	1,039,744	11,912
ICICI Prudential Life Insurance Co. Ltd.	559,070	3,805
Infosys Ltd.	343,465	5,902
Infosys Ltd. ADR	163,996	2,806
Larsen & Toubro Ltd.	137,785	5,006
Macrotech Developers Ltd. (c)	499,304	4,799
Mahindra & Mahindra Ltd.	362,274	6,765
MakeMyTrip Ltd. (c)	60,968	2,470
Max Healthcare Institute Ltd. (c)	1,125,180	7,686
Pidilite Industries Ltd.	106,059	3,111
Reliance Industries Ltd.	399,980	11,261
Star Health & Allied Insurance Co. Ltd. (c)	458,145	3,313
State Bank of India	1,071,959	7,700
United Breweries Ltd.	150,965	2,828
		117,203
Indonesia (4.3%)
Bank Central Asia Tbk PT	9,019,800	5,139
Bank Mandiri Persero Tbk PT	20,553,600	8,000
Bank Rakyat Indonesia Persero Tbk PT	15,743,500	5,317
Cisarua Mountain Dairy PT TBK	9,410,000	2,416
		20,872
Korea, Republic of (10.1%)
DB Insurance Co. Ltd.	18,210	1,207
Hyundai Marine & Fire Insurance Co. Ltd.	50,416	1,210
KB Financial Group, Inc.	83,724	3,415
Kia Corp.	47,441	2,855
Korea Zinc Co. Ltd.	8,836	3,310
LG Chem Ltd.	2,575	943
Samsung Electronics Co. Ltd.	493,245	24,935
Samsung SDI Co. Ltd.	7,237	2,735
SK Hynix, Inc.	96,222	8,147
		48,757
Mexico (6.0%)
Gruma SAB de CV , Class B	474,186	8,100
Grupo Aeroportuario del Sureste SAB de CV, Class B	187,347	4,586
Grupo Financiero Banorte SAB de CV Series O	261,950	2,196
Qualitas Controladora SAB de CV	621,742	4,681
Wal-Mart de Mexico SAB de CV	2,480,029	9,361
		28,924
Poland (1.7%)
LPP SA	2,815	8,355

Portugal (2.1%)
Galp Energia SGPS SA	683,305	10,121

Saudi Arabia (0.9%)
Alinma Bank	460,974	4,109

South Africa (5.6%)
Anglo American PLC	352,031	9,732
AVI Ltd.	1,559,422	6,142
Bidvest Group Ltd. (d)	372,113	5,351
Capitec Bank Holdings Ltd.	63,629	5,753
		26,978
Taiwan (13.5%)
Advantech Co. Ltd.	112,000	1,199
Airtac International Group	102,448	3,113
Chailease Holding Co. Ltd.	1,010,480	5,674
CTBC Financial Holding Co. Ltd.	2,691,000	2,044
Delta Electronics, Inc.	448,000	4,512
MediaTek, Inc.	200,000	4,573
Taiwan Semiconductor Manufacturing Co. Ltd.	1,748,205	28,507
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	108,699	9,446
United Microelectronics Corp.	2,658,000	3,732
Voltronic Power Technology Corp.	43,000	2,118
		64,918

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Thailand (1.9%)
Central Retail Corp. PCL	1,116,100	$1,184
CP ALL PCL	696,500	1,155
Kasikornbank PCL	952,200	3,287
Tisco Financial Group PCL	1,319,000	3,574
		9,200
United Kingdom (3.0%)
Antofagasta PLC	385,439	6,691
Mondi PLC	476,825	7,966
		14,657
Total Common Stocks (Cost $422,078)		478,549

No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡
Localiza Rent a Car SA, expires 11/10/23 (c) (Cost $—)	4,001	13

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $6,261)	6,260,678	6,261
Total Investments (100.5%) (Cost $428,339) Including $4,877 of Securities Loaned (f)(g)(h)(i)		484,823
Liabilities in Excess of Other Assets (–0.5%)		(2,262)
Net Assets (100.0%)		$482,561

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $4,877,000 and $5,132,000 respectively. The Fund received non-cash collateral of approximately $5,132,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $388,214,000 and 80.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with open futures contracts.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $94,054,000 and the aggregate gross unrealized depreciation is approximately $37,673,000, resulting in net unrealized appreciation of approximately $56,381,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

Futures Contract:

The Fund had the following futures contract open at September 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
MSCI Emerging Market Index (United States)	60	Dec-23	$2,970	$2,867	$(103)

MSCI       Morgan Stanley Capital International.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.4%
Banks	20.3
Semiconductors & Semiconductor Equipment	11.2
Oil, Gas & Consumable Fuels	6.2
Metals & Mining	5.4
Tech Hardware, Storage & Peripherals	5.4
Automobiles	5.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open long futures contract with a value of approximately $2,867,000 and unrealized depreciation of approximately $103,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
China (10.9%)
NetEase, Inc. ADR	66,765	$6,687
Tencent Holdings Ltd. ADR	98,806	3,821
		10,508
France (7.3%)
LVMH Moet Hennessy Louis Vuitton SE ADR	46,603	7,042

India (5.1%)
HDFC Bank Ltd. ADR	84,124	4,964

Ireland (6.8%)
CRH PLC ADR	120,310	6,584

Italy (8.1%)
Ferrari NV	26,633	7,871

Japan (5.2%)
Mitsui & Co. Ltd. ADR	6,965	5,059

Taiwan (4.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,804	4,502

United States (50.5%)
Ameriprise Financial, Inc.	14,807	4,881
Costco Wholesale Corp.	10,186	5,755
Danaher Corp.	5,002	1,241
JPMorgan Chase & Co.	26,435	3,834
Mastercard, Inc., Class A	12,297	4,868
Microsoft Corp.	31,027	9,797
Netflix, Inc. (a)	1,592	601
NextEra Energy, Inc.	66,043	3,784
NVIDIA Corp.	8,667	3,770
Pool Corp.	1,979	705
United Rentals, Inc.	11,838	5,263
Waste Management, Inc.	27,856	4,246
		48,745
Total Common Stocks (Cost $84,674)		95,275

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,528)	1,528,173	1,528
Total Investments (100.2%) (Cost $86,202) (c)(d)		96,803
Liabilities in Excess of Other Assets (–0.2%)		(195)
Net Assets (100.0%)		$96,608

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,853,000 and the aggregate gross unrealized depreciation is approximately $2,252,000, resulting in net unrealized appreciation of approximately $10,601,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	15.9%
Trading Companies & Distributors	10.6
Software	10.1
Banks	9.1
Semiconductors & Semiconductor Equipment	8.5
Automobiles	8.1
Entertainment	7.5
Textiles, Apparel & Luxury Goods	7.3
Construction Materials	6.8
Consumer Staples Distribution & Retail	6.0
Capital Markets	5.1
Financial Services	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
China (6.8%)
Alibaba Group Holding Ltd. ADR (a)	410	$36
NetEase, Inc. ADR	7,672	768
Tencent Holdings Ltd. ADR	17,660	683
		1,487
France (4.5%)
LVMH Moet Hennessy Louis Vuitton SE	1,296	978

India (3.3%)
HDFC Bank Ltd. ADR	12,063	712

Ireland (7.0%)
CRH PLC ADR	23,358	1,279
Ryanair Holdings PLC ADR (a)	2,571	250
		1,529
Italy (5.9%)
Ferrari NV	4,358	1,288

Japan (4.7%)
Mitsui & Co. Ltd. ADR	856	622
Nippon Telegraph & Telephone Corp. ADR	13,255	393
		1,015
Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,864	770

United Kingdom (1.9%)
Diageo PLC ADR	855	128
Experian PLC ADR	8,713	284
		412
United States (60.1%)
Amazon.com, Inc. (a)	2,812	357
Ameriprise Financial, Inc.	2,525	832
Apple, Inc.	9,121	1,562
Applied Materials, Inc.	1,111	154
Brown & Brown, Inc.	4,148	290
Chevron Corp.	5,657	954
Danaher Corp.	2,522	626
Dollar General Corp.	326	34
Edwards Lifesciences Corp. (a)	851	59
Essex Property Trust, Inc. REIT	282	60
Fortune Brands Innovations, Inc.	3,600	224
Home Depot, Inc.	663	200
Jack Henry & Associates, Inc.	462	70
JPMorgan Chase & Co.	5,030	729
Lennar Corp., Class A	1,153	129
Linde PLC	1,122	418
Lululemon Athletica, Inc. (a)	1,695	654
Masterbrand, Inc. (a)	3,481	42
Mastercard, Inc., Class A	1,497	593
McDonald's Corp.	2,253	594
MGM Resorts International	12,303	452
Microsoft Corp.	5,261	1,661
NextEra Energy, Inc.	7,556	433
Nucor Corp.	782	122
NVIDIA Corp.	522	227
Pool Corp.	190	68
Progressive Corp.	1,353	188
RH (a)	123	33
Target Corp.	1,213	134
TJX Cos., Inc.	3,004	267
United Rentals, Inc.	1,209	537
Valero Energy Corp.	843	119
Veeva Systems, Inc., Class A (a)	652	133
Waste Management, Inc.	361	55
West Pharmaceutical Services, Inc.	175	66
		13,076
Total Common Stocks (Cost $16,439)		21,267

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $359)	359,255	359
Total Investments (99.4%) (Cost $16,798) (c)(d)(e)		21,626
Other Assets in Excess of Liabilities (0.6%)		124
Net Assets (100.0%)		$21,750

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $978,000 and 4.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,222,000 and the aggregate gross unrealized depreciation is approximately $394,000, resulting in net unrealized appreciation of approximately $4,828,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.4%
Software	7.7
Textiles, Apparel & Luxury Goods	7.5
Tech Hardware, Storage & Peripherals	7.2
Banks	6.7
Automobiles	5.9
Construction Materials	5.9
Trading Companies & Distributors	5.4
Semiconductors & Semiconductor Equipment	5.3
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (99.7%)
Canada (3.9%)
Canadian National Railway Co.	16,548	$1,793

France (3.4%)
Eurofins Scientific SE	27,717	1,562

Israel (4.5%)
Global-e Online Ltd. (a)	51,876	2,062

Netherlands (6.1%)
Adyen NV (a)	1,390	1,030
Basic-Fit NV (a)(b)	25,936	734
Heineken NV	11,635	1,026
		2,790
Switzerland (2.5%)
Givaudan SA (Registered)	169	550
SIG Group AG (a)	24,945	615
		1,165
United Kingdom (10.6%)
Babcock International Group PLC (a)	446,798	2,245
Victoria PLC (a)(b)	410,013	2,601
		4,846
United States (68.7%)
Advance Auto Parts, Inc.	9,326	522
Alphabet, Inc., Class A (a)	7,965	1,042
Amazon.com, Inc. (a)	7,394	940
American Tower Corp. REIT	1,381	227
Appian Corp., Class A (a)	55,265	2,521
Arbutus Biopharma Corp. (a)	190,420	387
Bill Holdings, Inc. (a)	16,246	1,764
Carvana Co. (a)	36,321	1,525
Constellation Brands, Inc., Class A	3,208	806
Cricut, Inc., Class A (b)	386,651	3,592
Dollar General Corp.	19,578	2,071
Elanco Animal Health, Inc.( a)	62,794	706
Fastly, Inc., Class A (a)	104,670	2,006
Floor & Decor Holdings, Inc., Class A (a)	25,315	2,291
Hilton Worldwide Holdings, Inc.	4,254	639
HubSpot, Inc. (a)	3,163	1,558
International Flavors & Fragrances, Inc.	12,795	872
Lithia Motors, Inc., Class A	3,502	1,034
Occidental Petroleum Corp.	13,786	894
ROBLOX Corp., Class A (a)	46,277	1,340
Roivant Sciences Ltd. (a)	70,282	821
Royalty Pharma PLC, Class A	37,760	1,025
Toast, Inc., Class A (a)	103,941	1,947
ZoomInfo Technologies, Inc., Class A (a)	57,238	939
		31,469
Total Common Stocks (Cost $52,774)		45,687

Short-Term Investments (4.3%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $224)	224,336	224

Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	1,430,291	1,430

	Face Amount (000)
Repurchase Agreements (0.7%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $99; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $101)	$99	99
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $217; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $221)	217	217
		316
Total Securities held as Collateral on Loaned Securities (Cost $1,746)		1,746
Total Short-Term Investments (Cost $1,970)		1,970
Total Investments (104.0%) (Cost $54,744) Including $2,326 of Securities Loaned (d)(e)(f)		47,657
Liabilities in Excess of Other Assets (–4.0%)		(1,853)
Net Assets (100.0%)		$45,804

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $2,326,000 and $2,426,000 respectively. The Fund received cash collateral of approximately $1,746,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $680,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $10,363,000 and 22.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,467,000 and the aggregate gross unrealized depreciation is approximately $10,554,000, resulting in net unrealized depreciation of approximately $7,087,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	49.1%
Household Durables	13.5
Software	12.7
Specialty Retail	11.7
Broadline Retail	6.5
Financial Services	6.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Australia (3.9%)
Goodman Group REIT	4,455	$61
National Storage REIT	33,916	47
Stockland REIT	14,590	37
		145
Belgium (0.6%)
Aedifica SA REIT	419	24

Canada (2.9%)
Boardwalk REIT	1,173	58
Chartwell Retirement Residences (Units) (a)	6,634	50
		108
France (1.8%)
Carmila SA REIT (b)	1,884	28
Gecina SA REIT	368	38
		66
Germany (1.9%)
LEG Immobilien SE (b)	624	43
Vonovia SE	1,101	26
		69
Hong Kong (2.8%)
Link REIT	12,180	60
Wharf Real Estate Investment Co. Ltd.	11,500	44
		104
Japan (10.2%)
Invincible Investment Corp. REIT	188	78
Japan Metropolitan Fund Invest REIT	42	27
Mitsubishi Estate Co. Ltd.	5,100	67
Mitsui Fudosan Co. Ltd.	6,400	141
Mitsui Fudosan Logistics Park, Inc. REIT	10	31
Nomura Real Estate Master Fund, Inc. REIT	33	37
		381
Netherlands (0.7%)
CTP NV	1,947	28

Singapore (1.1%)
Frasers Logistics & Commercial Trust REIT	53,000	41

Spain (1.2%)
Merlin Properties Socimi SA REIT	5,373	45

Sweden (1.2%)
Castellum AB	2,568	26
Pandox AB	1,660	18
		44
United Kingdom (2.9%)
Segro PLC REIT	7,019	61
UNITE Group PLC REIT	4,324	47
		108
United States (66.0%)
Agree Realty Corp. REIT	1,177	65
American Homes 4 Rent, Class A REIT	4,439	150
American Tower Corp. REIT	1,244	205
Americold Realty Trust, Inc. REIT	1,696	52
AvalonBay Communities, Inc. REIT	640	110
Brixmor Property Group, Inc. REIT	3,043	63
CareTrust REIT, Inc.	1,785	37
Digital Realty Trust, Inc. REIT	1,376	166
Equinix, Inc. REIT	306	222
Essex Property Trust, Inc. REIT	686	145
Hilton Worldwide Holdings, Inc.	260	39
Iron Mountain, Inc. REIT	1,043	62
Kite Realty Group Trust REIT	3,030	65
Prologis, Inc. REIT	2,772	311
Public Storage REIT	575	151
Rayonier, Inc. REIT	1,844	52
Realty Income Corp. REIT	1,301	65
Simon Property Group, Inc. REIT	1,199	130
VICI Properties, Inc. REIT	4,029	117
Welltower, Inc. REIT	3,004	246
		2,453
Total Common Stocks (Cost $3,893)		3,616

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (c) (Cost $20)	19,729	20
Total Investments (97.8%) (Cost $3,913) (d)(e)(f)		3,636
Other Assets in Excess of Liabilities (2.2%)		83
Net Assets (100.0%)		$3,719

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $1,055,000 and 28.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $67,000 and the aggregate gross unrealized depreciation is approximately $344,000, resulting in net unrealized depreciation of approximately $277,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	15.9%
Industrial	15.0
Other*	13.5
Diversified	12.6
Retail	11.4
Data Centers	10.7
Health Care	9.8
Infrastructure REITs	5.6
Self Storage	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
France (6.2%)
L'Oreal SA	128,351	$53,190
LVMH Moet Hennessy Louis Vuitton SE	70,004	52,841
Pernod Ricard SA	382,426	63,670
		169,701
Germany (5.6%)
SAP SE	1,183,059	153,138

Italy (0.4%)
Davide Campari-Milano NV	841,094	9,902

Netherlands (2.8%)
Heineken NV	792,595	69,876
Universal Music Group NV	337,014	8,795
		78,671
United Kingdom (10.3%)
Experian PLC	1,161,557	37,992
Reckitt Benckiser Group PLC	2,167,781	152,873
RELX PLC (Euronext NV)	570,576	19,288
RELX PLC (LSE)	2,190,156	73,896
		284,049
United States (73.0%)
Abbott Laboratories	926,321	89,714
Accenture PLC, Class A	532,314	163,479
Aon PLC, Class A	228,458	74,071
Arthur J Gallagher & Co.	247,145	56,332
Automatic Data Processing, Inc.	303,972	73,130
Becton Dickinson & Co.	423,338	109,446
Broadridge Financial Solutions, Inc.	207,434	37,141
CDW Corp.	273,039	55,088
Coca-Cola Co.	1,013,197	56,719
Danaher Corp.	526,813	130,702
Equifax, Inc.	258,250	47,306
FactSet Research Systems, Inc.	37,688	16,479
Intercontinental Exchange, Inc.	1,003,054	110,356
Jack Henry & Associates, Inc.	91,491	13,828
Microsoft Corp.	641,425	202,530
Moody's Corp.	115,955	36,661
NIKE, Inc., Class B	223,634	21,384
Otis Worldwide Corp.	573,985	46,097
Philip Morris International, Inc.	1,948,739	180,414
Procter & Gamble Co.	508,783	74,211
Roper Technologies, Inc.	149,286	72,296
Steris PLC	182,166	39,971
Thermo Fisher Scientific, Inc.	251,442	127,272
Visa, Inc., Class A	659,102	151,600
Zoetis, Inc.	160,005	27,838
		2,014,065
Total Common Stocks (Cost $1,954,396)		2,709,526

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $41,518)	41,517,879	41,518
Total Investments (99.8%) (Cost $1,995,914) (b)(c)(d)		2,751,044
Other Assets in Excess of Liabilities (0.2%)		6,425
Net Assets (100.0%)		$2,757,469

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $71,000 relating to the Fund's investment in the Liquidity Funds.
(b)	The approximate fair value and percentage of net assets, $695,461,000 and 25.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $780,104,000 and the aggregate gross unrealized depreciation is approximately $24,974,000, resulting in net unrealized appreciation of approximately $755,130,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	15.9%
Software	15.6
Professional Services	10.5
Life Sciences Tools & Services	9.3
Health Care Equipment & Supplies	8.8
Household Products	8.2
Beverages	7.3
Tobacco	6.6
Financial Services	6.0
Capital Markets	5.9
Information Technology Services	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (94.8%)
Australia (2.3%)
Transurban Group (Units) (a)	664,498	$5,400

Canada (16.7%)
Enbridge, Inc.	339,081	11,246
Fortis, Inc. (b)	29,734	1,129
GFL Environmental, Inc.	418,200	13,282
Keyera Corp. (b)	61,066	1,434
Pembina Pipeline Corp.	218,223	6,562
TC Energy Corp. (b)	153,940	5,294
		38,947
China (4.5%)
China Gas Holdings Ltd. (c)	11,185,600	10,544

France (5.5%)
Aeroports de Paris	4,010	473
Getlink SE	69,685	1,111
Vinci SA	100,932	11,166
		12,750
Italy (3.4%)
Infrastrutture Wireless Italiane SpA	445,697	5,296
Snam SpA	49,061	230
Terna - Rete Elettrica Nazionale	327,589	2,464
		7,990
Mexico (1.2%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	129,956	2,134
Grupo Aeroportuario del Sureste SAB de CV, Class B	28,897	707
		2,841
New Zealand (0.6%)
Auckland International Airport Ltd.	269,381	1,277

Portugal (0.2%)
EDP Renovaveis SA	32,619	534

Spain (7.4%)
Aena SME SA	27,319	4,111
Cellnex Telecom SA	157,180	5,467
Ferrovial SE	152,806	4,669
Iberdrola SA	261,500	2,925
		17,172
Switzerland (0.8%)
Flughafen Zurich AG (Registered)	9,892	1,883

United Kingdom (5.7%)
National Grid PLC	819,915	9,806
Pennon Group PLC	130,428	931
Severn Trent PLC	85,614	2,468
		13,205
United States (46.5%)
Ameren Corp.	26,672	1,996
American Electric Power Co., Inc.	73,348	5,517
American Tower Corp. REIT	87,679	14,419
American Water Works Co., Inc.	42,352	5,244
Atmos Energy Corp.	40,748	4,316
CenterPoint Energy, Inc.	208,788	5,606
Cheniere Energy, Inc.	50,009	8,300
Crown Castle, Inc. REIT	39,580	3,643
Edison International	74,743	4,730
Eversource Energy	62,868	3,656
Exelon Corp.	203,565	7,693
Kinder Morgan, Inc.	76,737	1,272
NiSource, Inc.	159,321	3,932
ONEOK, Inc.	79,047	5,014
PG&E Corp. (d)	291,867	4,708
SBA Communications Corp. REIT	20,773	4,158
Sempra Energy	141,482	9,625
Targa Resources Corp.	83,397	7,149
Williams Cos., Inc.	212,635	7,144
		108,122
Total Common Stocks (Cost $218,712)		220,665

Short-Term Investments (8.8%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (e) (Cost $16,765)	16,764,984	16,765

Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	3,011,062	3,011

	Face Amount (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $208; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $212)	$208	208
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $456; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $465)	456	456
Total Securities held as Collateral on Loaned Securities (Cost $3,675)		3,675
Total Short-Term Investments (Cost $20,440)		20,440
Total Investments (103.6%) (Cost $239,152) Including $5,412 of Securities Loaned (f)(g)(h)		241,105
Liabilities in Excess of Other Assets (–3.6%)		(8,434)
Net Assets (100.0%)		$232,671

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $5,412,000 and $5,702,000 respectively. The Fund received cash collateral of approximately $3,675,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,027,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $70,755,000 and 30.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,826,000 and the aggregate gross unrealized depreciation is approximately $20,873,000, resulting in net unrealized appreciation of approximately $1,953,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	34.6%
Electricity Transmission & Distribution	14.4
Communications	13.9
Diversified	13.4
Other**	10.8
Short-Term Investments	7.1
Others	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Brazil (0.5%)
NU Holdings Ltd., Class A (a)	55,614	$403

Canada (6.8%)
Shopify, Inc., Class A (a)	94,605	5,163

Israel (7.0%)
Global-e Online Ltd. (a)	133,958	5,323

Korea, Republic of (3.4%)
Coupang, Inc. (a)	151,492	2,575

Netherlands (5.1%)
Adyen NV (a)	5,182	3,842

Singapore (6.1%)
Grab Holdings Ltd., Class A (a)	1,229,910	4,354
Sea Ltd. ADR (a)	6,455	284
		4,638
United States (69.4%)
Affirm Holdings, Inc. (a)	113,078	2,405
Agilon health, Inc. (a)	164,002	2,913
Airbnb, Inc., Class A (a)	21,895	3,004
Arbutus Biopharma Corp. (a)	134,797	274
Aurora Innovation, Inc. (a)	431,128	1,013
Bill Holdings, Inc. (a)	26,415	2,868
Carvana Co. (a)	54,754	2,299
Cloudflare, Inc., Class A (a)	89,028	5,612
Dlocal Ltd. (a)	9,596	184
DoorDash, Inc., Class A (a)	39,444	3,135
Ginkgo Bioworks Holdings, Inc. (a)	159,579	289
MercadoLibre, Inc. (a)	3,949	5,007
MicroStrategy, Inc., Class A (a)	1,344	441
Peloton Interactive, Inc., Class A (a)	81,032	409
ProKidney Corp. (a)	46,143	211
ROBLOX Corp., Class A (a)	81,856	2,370
Roivant Sciences Ltd. (a)	91,957	1,074
Royalty Pharma PLC, Class A	139,009	3,773
Snowflake, Inc., Class A (a)	23,759	3,630
Spotify Technology SA (a)	1,291	200
Tesla, Inc. (a)	14,988	3,750
Trade Desk, Inc., Class A (a)	51,095	3,993
Uber Technologies, Inc. (a)	85,414	3,928
		52,782
Total Common Stocks (Cost $73,371)		74,726

Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	21

Investment Company (1.5%)
United States (1.5%)
Grayscale Bitcoin Trust (a) (Cost $1,596)	61,438	1,179

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $675)	675,010	675
Total Investments Excluding Purchased Options (100.7%) (Cost $75,715)		76,601
Total Purchased Options Outstanding (0.4%) (Cost $259)		271
Total Investments (101.1%) (Cost $75,974) (e)(f)(g)(h)		76,872
Liabilities in Excess of Other Assets (–1.1%)		(827)
Net Assets (100.0%)		$76,045

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2023 amounts to approximately $21,000 and represents less than 0.05% of net assets.
(c)	At September 30, 2023, the Fund held a fair valued security at approximately $21,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $3,842,000 and 5.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,381,000 and the aggregate gross unrealized depreciation is approximately $14,483,000, resulting in net unrealized appreciation of approximately $898,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	17,249,664	$17,250	$79		$81	$(2)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	21,463,987	21,464	111		91	20
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	20,862,233	20,862	81		86	(5)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	199,460	199	—	@	1	(1)
							$271		$259	$12

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.7%
Information Technology Services	18.7
Broadline Retail	16.8
Ground Transportation	10.7
Financial Services	8.3
Hotels, Restaurants & Leisure	8.0
Software	5.6
Media	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Argentina (0.7%)
Globant SA (a)	90,130	$17,832

Brazil (0.9%)
NU Holdings Ltd., Class A (a)	3,141,942	22,779

Canada (4.3%)
Shopify, Inc., Class A (a)	1,969,679	107,485

China (4.3%)
Meituan, Class B (a)(b)	4,373,100	63,306
Trip.com Group Ltd. ADR (a)	1,319,106	46,129
		109,435
Denmark (5.9%)
DSV AS	799,155	148,915

France (3.1%)
Hermes International	42,239	76,994

India (8.8%)
HDFC Bank Ltd.	7,942,589	145,667
ICICI Bank Ltd. ADR	3,306,280	76,441
		222,108
Italy (3.6%)
Moncler SpA	1,589,179	92,101

Japan (1.3%)
Keyence Corp.	91,500	33,839

Korea, Republic of (4.9%)
Coupang, Inc. (a)	5,375,159	91,378
KakaoBank Corp.	611,700	10,586
NAVER Corp.	144,543	21,611
		123,575
Netherlands (0.5%)
Adyen NV (a)	17,701	13,124

Singapore (1.6%)
Grab Holdings Ltd., Class A (a)	11,710,890	41,457

United States (58.8%)
Adobe, Inc. (a)	215,018	109,638
Amazon.com, Inc. (a)	830,360	105,555
Block, Inc., Class A (a)	832,793	36,859
Crowdstrike Holdings, Inc., Class A (a)	286,104	47,888
Deckers Outdoor Corp. (a)	39,919	20,522
DoorDash, Inc., Class A (a)	834,587	66,325
Endeavor Group Holdings, Inc., Class A	1,069,175	21,277
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	157,765	62,461
MercadoLibre, Inc. (a)	111,978	141,975
Meta Platforms, Inc., Class A (a)	406,499	122,035
Salesforce, Inc. (a)	258,599	52,439
ServiceNow, Inc. (a)	347,726	194,365
Snowflake, Inc., Class A (a)	96,705	14,774
Spotify Technology SA (a)	530,103	81,975
TKO Group Holdings, Inc.	264,738	22,254
Uber Technologies, Inc. (a)	5,359,586	246,487
Visa, Inc., Class A	315,980	72,678
Walt Disney Co. (a)	880,710	71,381
		1,490,888
Total Common Stocks (Cost $1,653,376)		2,500,532

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $33,588)	33,588,233	33,588
Total Investments (100.0%) (Cost $1,686,964) (f)(g)(h)		2,534,120
Other Assets in Excess of Liabilities (0.0%) ‡		1,113
Net Assets (100.0%)		$2,535,233

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2023 amounts to $0 and represents 0.0% of net assets.
(d)	At September 30, 2023, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $55,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $606,143,000 and 23.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,050,538,000 and the aggregate gross unrealized depreciation is approximately $203,382,000, resulting in net unrealized appreciation of approximately $847,156,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Software	16.0%
Broadline Retail	13.4
Ground Transportation	11.3
Banks	10.1
Entertainment	7.7
Textiles, Apparel & Luxury Goods	7.5
Financial Services	7.3
Hotels, Restaurants & Leisure	6.9
Air Freight & Logistics	5.9
Interactive Media & Services	5.7
Information Technology Services	5.6
Other*	2.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Brazil (0.1%)
Vale SA	767	$10

Canada (12.9%)
Canadian National Railway Co.	4,144	449
Constellation Software, Inc.	174	359
FirstService Corp.	65	9
Lumine Group, Inc. (a)	444	7
Topicus.com, Inc. (a)	4,511	298
		1,122
France (14.0%)
Airbus SE	1,624	218
Christian Dior SE	423	311
EssilorLuxottica SA	507	88
Eurofins Scientific SE	7,668	432
Hermes International	5	9
L'Oreal SA	21	9
Remy Cointreau SA	59	7
Safran SA	927	145
		1,219
India (1.5%)
HDFC Bank Ltd. ADR	2,137	126

Italy (0.6%)
Brunello Cucinelli SpA	600	45
Ferrari NV	30	9
		54
Netherlands (1.1%)
ASML Holding NV (Registered)	151	89
Universal Music Group NV	376	10
		99
United Kingdom (14.3%)
Babcock International Group PLC (a)	73,946	372
Rentokil Initial PLC	62,387	463
Victoria PLC (a)	65,575	416
		1,251
United States (52.7%)
Alphabet, Inc., Class C (a)	1,959	258
Amazon.com, Inc. (a)	4,397	559
American Tower Corp. REIT	805	132
Brown & Brown, Inc.	3,555	248
Cloudflare, Inc., Class A (a)	12,354	779
Danaher Corp.	981	244
Dollar General Corp.	1,772	188
Floor & Decor Holdings, Inc., Class A (a)	3,384	306
Gartner, Inc. (a)	388	133
Illumina, Inc. (a)	658	90
Intercontinental Exchange, Inc.	4,252	468
Linde PLC	25	9
MSCI, Inc.	18	9
Procore Technologies, Inc. (a)	2,353	154
Royal Gold, Inc.	1,318	140
Royalty Pharma PLC, Class A	21,669	588
S&P Global, Inc.	359	131
Texas Pacific Land Corp.	88	161
Waste Connections, Inc.	70	10
		4,607
Total Common Stocks (Cost $8,298)		8,488

Investment Company (1.1%)
United States (1.1%)
Grayscale Bitcoin Trust (a) (Cost $78)	5,218	100

No. of Warrants
Warrant (0.0%)‡
Canada (0.0%)‡
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	186	1

	Shares
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $145)	144,829	145
Total Investments Excluding Purchased Options (100.0%) (Cost $8,521)		8,734
Total Purchased Options Outstanding (0.3%) (Cost $26)		27
Total Investments (100.3%) (Cost $8,547) (c)(d)(e)(f)		8,761
Liabilities in Excess of Other Assets (–0.3%)		(24)
Net Assets (100.0%)		$8,737

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $2,525,000 and 28.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $751,000 and the aggregate gross unrealized depreciation is approximately $537,000, resulting in net unrealized appreciation of approximately $214,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	1,007,380	$1,007	$5		$5		$	(—	@)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	2,268,747	2,269	12		10			2
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	2,624,781	2,625	10		11			(1)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	8,108	8	—	@	—	@		(—	@)
							$27		$26			$1

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.4%
Information Technology Services	10.4
Software	9.4
Life Sciences Tools & Services	8.8
Aerospace & Defense	8.4
Capital Markets	7.0
Pharmaceuticals	6.7
Broadline Retail	6.4
Commercial Services & Supplies	5.4
Ground Transportation	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Australia (3.7%)
Goodman Group REIT	27,623	$379
National Storage REIT	215,584	300
Region RE Ltd. REIT	221,991	286
Stockland REIT	139,317	349
		1,314
Belgium (1.7%)
Aedifica SA REIT	3,772	214
Shurgard Self Storage Ltd. REIT	4,104	163
Warehouses De Pauw CVA REIT	8,100	200
		577
Canada (3.6%)
Boardwalk REIT	9,006	443
Chartwell Retirement Residences (Units) (a)	40,239	304
Granite REIT	3,313	176
InterRent REIT	38,379	353
		1,276
France (1.0%)
Carmila SA REIT (b)	14,159	212
Gecina SA REIT	1,437	146
		358
Germany (1.9%)
LEG Immobilien SE (b)	4,631	318
Vonovia SE	14,420	346
		664
Hong Kong (3.8%)
Link REIT	116,460	569
Sun Hung Kai Properties Ltd.	39,867	425
Wharf Real Estate Investment Co. Ltd.	88,075	340
		1,334
Japan (11.1%)
Heiwa Real Estate, Inc. REIT	160	157
Hulic Co. Ltd.	32,800	294
Invincible Investment Corp. REIT	1,206	498
Japan Hotel REIT Investment Corp.	525	274
Japan Metropolitan Fund Invest REIT	239	155
Japan Real Estate Investment Corp. REIT	78	304
Mitsubishi Estate Co. Ltd.	20,900	273
Mitsui Fudosan Co. Ltd.	45,000	991
Mitsui Fudosan Logistics Park, Inc. REIT	55	173
Nippon Building Fund, Inc. REIT	58	235
Nippon Prologis REIT, Inc. REIT	126	235
Nomura Real Estate Master Fund, Inc. REIT	258	289
		3,878
Netherlands (0.4%)
CTP NV	10,085	144

Singapore (2.9%)
CapitaLand Integrated Commercial Trust REIT	188,800	255
Frasers Centrepoint Trust REIT	160,000	256
Frasers Logistics & Commercial Trust REIT	359,300	281
Mapletree Pan Asia Commercial Trust REIT	211,000	220
		1,012
Spain (0.8%)
Merlin Properties Socimi SA REIT	31,937	269

Sweden (1.4%)
Castellum AB	28,545	289
Pandox AB	18,642	198
		487
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	1,838	217

United Kingdom (3.8%)
Impact Healthcare PLC REIT	130,941	132
LondonMetric Property PLC REIT	98,791	206
Segro PLC REIT	61,929	542
UNITE Group PLC REIT	30,256	330
Workspace Group PLC REIT	23,363	139
		1,349
United States (62.5%)
Agree Realty Corp. REIT	5,410	299
Alexandria Real Estate Equities, Inc. REIT	1,787	179
American Homes 4 Rent, Class A REIT	36,751	1,238
Americold Realty Trust, Inc. REIT	14,915	454
AvalonBay Communities, Inc. REIT	7,587	1,303
Brixmor Property Group, Inc. REIT	27,702	576
CareTrust REIT, Inc.	17,360	356
Digital Realty Trust, Inc. REIT	10,098	1,222
Equinix, Inc. REIT	2,826	2,052
Essex Property Trust, Inc. REIT	4,345	921
Extra Space Storage, Inc. REIT	2,924	355
Hilton Worldwide Holdings, Inc.	1,255	188
Host Hotels & Resorts, Inc. REIT	25,502	410
Iron Mountain, Inc. REIT	3,312	197
Kite Realty Group Trust REIT	26,651	571
Mid-America Apartment Communities, Inc. REIT	4,734	609
NETSTREIT Corp. REIT	10,924	170
Prologis, Inc. REIT	27,463	3,082
Public Storage REIT	4,844	1,276
Realty Income Corp. REIT	17,652	882
Rexford Industrial Realty, Inc. REIT	7,032	347
Simon Property Group, Inc. REIT	9,703	1,048
Sun Communities, Inc. REIT	4,393	520
Urban Edge Properties REIT	11,621	177
Ventas, Inc. REIT	7,015	296
VICI Properties, Inc. REIT	32,709	952
Welltower, Inc. REIT	27,563	2,258
		21,938
Total Common Stocks (Cost $32,556)		34,817

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (c) (Cost $261)	260,787	261
Total Investments (99.9%) (Cost $32,817) (d)(e)(f)		35,078
Other Assets in Excess of Liabilities (0.1%)		25
Net Assets (100.0%)		$35,103

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $11,603,000 and 33.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,652,000 and the aggregate gross unrealized depreciation is approximately $2,391,000, resulting in net unrealized appreciation of approximately $2,261,000.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	18.2%
Industrial	16.3
Diversified	13.7
Other*	13.6
Retail	12.8
Health Care	10.1
Data Centers	9.3
Self Storage	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Canada (3.4%)
Constellation Software, Inc.	1,628	$3,361

France (1.4%)
L'Oreal SA	3,362	1,393

Germany (7.0%)
Deutsche Boerse AG	11,373	1,964
SAP SE	38,178	4,942
		6,906
Hong Kong (1.8%)
AIA Group Ltd.	217,400	1,758

Netherlands (0.4%)
Universal Music Group NV	13,372	349

Sweden (1.5%)
Atlas Copco AB, Class A	108,930	1,463

Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	27,939	2,428

United Kingdom (7.6%)
Experian PLC	27,681	906
Prudential PLC	71,187	765
Reckitt Benckiser Group PLC	50,081	3,532
RELX PLC (LSE)	65,066	2,195
		7,398
United States (72.8%)
Abbott Laboratories	28,400	2,751
Accenture PLC, Class A	20,160	6,191
Adobe, Inc. (a)	698	356
Alphabet, Inc., Class A (a)	23,446	3,068
Amphenol Corp., Class A	14,449	1,214
Aon PLC, Class A	7,881	2,555
Arthur J Gallagher & Co.	8,802	2,006
Automatic Data Processing, Inc.	9,325	2,243
Becton Dickinson & Co.	14,097	3,645
Broadridge Financial Solutions, Inc.	6,648	1,190
CDW Corp.	8,531	1,721
Coca-Cola Co.	23,405	1,310
Danaher Corp.	15,170	3,764
Equifax, Inc.	8,737	1,600
FactSet Research Systems, Inc.	1,483	649
Intercontinental Exchange, Inc.	31,038	3,415
IQVIA Holdings, Inc. (a)	15,380	3,026
Jack Henry & Associates, Inc.	3,608	545
Microsoft Corp.	18,045	5,698
Moody's Corp.	2,500	790
NIKE, Inc., Class B	8,411	804
Otis Worldwide Corp.	21,002	1,687
PayPal Holdings, Inc. (a)	27,539	1,610
Procter & Gamble Co.	13,137	1,916
Revvity, Inc.	8,283	917
Roper Technologies, Inc.	4,459	2,159
Steris PLC	6,055	1,329
Texas Instruments, Inc.	12,646	2,011
Thermo Fisher Scientific, Inc.	9,709	4,914
Visa, Inc., Class A	23,705	5,452
Zoetis, Inc.	4,766	830
		71,366
Total Common Stocks (Cost $83,228)		96,422

No. of Warrants
Warrant (0.0%)‡
Canada (0.0%)‡
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	1,639	9

	Shares
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,504)	1,504,495	1,504
Total Investments (99.9%) (Cost $84,732) (c)(d)(e)		97,935
Other Assets in Excess of Liabilities (0.1%)		109
Net Assets (100.0%)		$98,044

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $19,267,000 and 19.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,081,000 and the aggregate gross unrealized depreciation is approximately $1,878,000, resulting in net unrealized appreciation of approximately $13,203,000.

ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	20.2%
Software	16.8
Life Sciences Tools & Services	12.8
Professional Services	8.3
Health Care Equipment & Supplies	7.9
Financial Services	7.8
Insurance	7.3
Capital Markets	7.0
Information Technology Services	6.3
Household Products	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Automobiles (5.4%)
Rivian Automotive, Inc., Class A (a)	579,734	$14,076
Tesla, Inc. (a)	1,006,848	251,934
		266,010
Biotechnology (1.6%)
Intellia Therapeutics, Inc. (a)	466,979	14,766
Moderna, Inc. (a)	45,229	4,672
ProKidney Corp. (a)(b)	2,756,872	12,626
Roivant Sciences Ltd. (a)	4,043,893	47,233
		79,297
Broadline Retail (4.3%)
Global-e Online Ltd. (Israel) (a)	2,195,281	87,240
MercadoLibre, Inc. (a)	100,790	127,790
		215,030
Capital Markets (0.4%)
Coinbase Global, Inc., Class A (a)	273,197	20,512

Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	11,540,010	20,887

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (4.6%)
ROBLOX Corp., Class A (a)	7,860,768	227,648

Financial Services (5.0%)
Adyen NV (Netherlands) (a)	172,090	127,593
Affirm Holdings, Inc. (a)	5,757,957	122,472
		250,065
Ground Transportation (9.3%)
Grab Holdings Ltd., Class A (Singapore) (a)	25,641,350	90,770
Uber Technologies, Inc. (a)	8,036,376	369,593
		460,363
Health Care Providers & Services (3.6%)
Agilon health, Inc. (a)	10,206,657	181,270

Health Care Technology (0.5%)
Doximity, Inc., Class A (a)	1,217,199	25,829

Hotels, Restaurants & Leisure (11.4%)
Airbnb, Inc., Class A (a)	1,895,397	260,067
DoorDash, Inc., Class A (a)	3,864,246	307,092
		567,159
Information Technology Services (20.4%)
Cloudflare, Inc., Class A (a)	5,753,115	362,676
Shopify, Inc., Class A (Canada) (a)	6,221,284	339,496
Snowflake, Inc., Class A (a)	2,049,505	313,103
		1,015,275
Leisure Products (0.5%)
Peloton Interactive, Inc., Class A (a)	5,206,259	26,292

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A (a)	536,568	22,133

Media (7.4%)
Trade Desk, Inc., Class A (a)	4,683,279	365,998

Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	8,460,174	229,609

Software (9.9%)
Aurora Innovation, Inc. (a)	19,446,658	45,700
Bill Holdings, Inc. (a)	2,322,364	252,139
Gitlab, Inc., Class A (a)	1,541,452	69,705
Procore Technologies, Inc. (a)	852,035	55,655
Samsara, Inc., Class A (a)	2,773,062	69,909
		493,108
Specialty Retail (3.7%)
Carvana Co. (a)	3,251,979	136,518
Wayfair, Inc., Class A (a)	801,511	48,548
		185,066
Total Common Stocks (Cost $5,171,872)		4,651,551

Preferred Stocks (3.1%)
Financial Services (0.3%)
Stripe, Inc., Series H (a)(c)(d) (acquisition cost — $12,876; acquired 3/17/23)	639,525	14,549

Software (2.8%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $136,746; acquired 8/31/21)	1,860,888	136,775
Total Preferred Stocks (Cost $149,622)		151,324

Investment Company (1.6%)
Grayscale Bitcoin Trust (a) (Cost $164,178)	4,253,055	81,616

Short-Term Investments (2.7%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $118,350)	118,350,538	118,350

Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	13,283,580	13,284

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%) ‡
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $919; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $937)	$918	$918
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $2,014; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $2,053)	2,013	2,013
		2,931
Total Securities held as Collateral on Loaned Securities (Cost $16,215)		16,215
Total Short-Term Investments (Cost $134,565)		134,565
Total Investments Excluding Purchased Options (100.9%) (Cost $5,620,237)		5,019,056
Total Purchased Options Outstanding (0.3%) (Cost $15,507)		16,162
Total Investments (101.2%) (Cost $5,635,744) Including $18,919 of Securities Loaned (f)(g)(h)(i)		5,035,218
Liabilities in Excess of Other Assets (–1.2%)		(58,793)
Net Assets (100.0%)		$4,976,425

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $18,919,000 and $20,822,000 respectively. The Fund received cash collateral of approximately $16,215,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $4,607,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2023 amounts to approximately $151,324,000 and represents 3.1% of net assets.
(d)	At September 30, 2023, the Fund held fair valued securities at approximately $151,324,000, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein)'s Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $100,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $127,593,000 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $900,758,000 and the aggregate gross unrealized depreciation is approximately $1,501,284,000, resulting in net unrealized depreciation of approximately $600,526,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	1,032,347,082	$1,032,347	$4,718		$4,859	$(141)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	1,232,952,555	1,232,953	6,386		5,216	1,170
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	1,297,584,118	1,297,584	5,058		5,373	(315)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	12,162,956	12,163	—	@	59	(59)
							$16,162		$15,507	$655

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.7%
Information Technology Services	20.3
Software	12.6
Hotels, Restaurants & Leisure	11.3
Ground Transportation	9.2
Media	7.3
Automobiles	5.3
Financial Services	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Automobile Components (0.2%)
XPEL, Inc. (a)	13,143	$1,013

Beverages (0.2%)
Celsius Holdings, Inc. (a)	5,927	1,017

Biotechnology (2.9%)
Arbutus Biopharma Corp. (a)(b)	752,760	1,528
Beam Therapeutics, Inc. (a)	46,403	1,116
Intellia Therapeutics, Inc. (a)	68,516	2,167
ProKidney Corp. (a)(b)	232,330	1,064
Roivant Sciences Ltd. (a)	496,662	5,801
		11,676
Broadline Retail (7.4%)
Global-e Online Ltd. (Israel) (a)	762,683	30,309

Chemicals (0.7%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	1,567,683	2,838

Consumer Staples Distribution & Retail (0.2%)
Maplebear, Inc. (a)(b)	25,546	758

Diversified Consumer Services (1.1%)
Duolingo, Inc. (a)	25,891	4,295

Financial Services (7.3%)
Affirm Holdings, Inc. (a)	1,406,245	29,911

Ground Transportation (1.7%)
Grab Holdings Ltd., Class A (Singapore) (a)	1,967,865	6,966

Health Care Equipment & Supplies (0.5%)
Inspire Medical Systems, Inc. (a)	5,068	1,005
Outset Medical, Inc. (a)	89,314	972
		1,977
Health Care Providers & Services (5.8%)
Agilon health, Inc. (a)	1,212,270	21,530
Guardant Health, Inc. (a)	31,210	925
Privia Health Group, Inc. (a)	46,970	1,080
		23,535
Health Care Technology (2.5%)
Doximity, Inc., Class A (a)	444,693	9,436
Schrodinger, Inc. (a)	33,209	939
		10,375
Hotels, Restaurants & Leisure (0.5%)
Cava Group, Inc. (a)(b)	31,774	973
Soho House & Co., Inc., Class A (a)(b)	145,883	1,011
		1,984
Household Durables (4.1%)
Cricut, Inc., Class A (b)	713,787	6,631
Victoria PLC (United Kingdom) (a)	1,611,055	10,219
		16,850
Information Technology Services (12.6%)
Cloudflare, Inc., Class A (a)	533,563	33,636
Fastly, Inc., Class A (a)	936,335	17,949
		51,585
Interactive Media & Services (1.7%)
Eventbrite, Inc., Class A (a)	699,728	6,899

Leisure Products (5.1%)
Peloton Interactive, Inc., Class A (a)	4,122,560	20,819

Life Sciences Tools & Services (4.2%)
10X Genomics, Inc., Class A (a)	220,719	9,105
MaxCyte, Inc. (a)	319,323	996
SomaLogic, Inc. (a)	941,569	2,250
Standard BioTools, Inc. (a)(b)	1,692,328	4,908
		17,259
Media (0.3%)
Cardlytics, Inc. N (a)	64,003	1,056

Metals & Mining (0.2%)
MP Materials Corp. (a)	46,636	891

Passenger Airlines (0.6%)
Joby Aviation, Inc. (a)(b)	400,405	2,583

Personal Care Products (0.8%)
Oddity Tech Ltd., Class A (Israel) (a)(b)	116,256	3,296

Pharmaceuticals (0.4%)
ATAI Life Sciences NV (a)(b)	570,330	736
GH Research PLC (a)(b)	96,918	974
		1,710
Real Estate Management & Development (0.7%)
Opendoor Technologies, Inc. (a)	628,449	1,659
Redfin Corp. (a)	177,468	1,249
		2,908
Software (23.8%)
Aurora Innovation, Inc. (a)	2,291,755	5,386
Bill Holdings, Inc. (a)	194,106	21,074
Confluent, Inc., Class A (a)	133,324	3,948
Gitlab, Inc., Class A (a)	419,207	18,957
MicroStrategy, Inc., Class A (a)	7,819	2,567
Procore Technologies, Inc. (a)	322,587	21,071
Samsara, Inc., Class A (a)	973,717	24,547
		97,550
Specialty Retail (7.5%)
BARK, Inc. (a)(b)	842,611	1,011
Carvana Co. (a)	470,270	19,742
Wayfair, Inc., Class A (a)	166,944	10,112
		30,865
Textiles, Apparel & Luxury Goods (2.9%)
Figs, Inc., Class A (a)	313,010	1,847
On Holding AG, Class A (Switzerland) (a)	354,566	9,864
		11,711
Total Common Stocks (Cost $383,171)		392,636

Preferred Stocks (2.3%)
Health Care Technology (1.4%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	5,590

Software (0.9%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	3,846
Total Preferred Stocks (Cost $16,838)		9,436

Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $7,295)	285,472	5,478

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)‡
Internet & Direct Marketing Retail (0.0%)‡
BARK, Inc., expires 5/1/26 (a)	209,825	$27

Life Sciences Tools & Services (0.0%)‡
SomaLogic, Inc., expires 8/31/26 (a)	61,142	14
Total Warrants (Cost $1,304)		41

	Shares
Short-Term Investments (3.2%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e) (Cost $613)	612,582	613

Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	10,311,144	10,311

	Face Amount (000)
Repurchase Agreements (0.6%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $713; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $727)	$713	713
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $1,562; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $1,594)	1,562	1,562
		2,275
Total Securities held as Collateral on Loaned Securities (Cost $12,586)		12,586
Total Short-Term Investments (Cost $13,199)		13,199
Total Investments Excluding Purchased Options (102.8%) (Cost $421,807)		420,790
Total Purchased Options Outstanding (0.3%) (Cost $1,250)		1,292
Total Investments (103.1%) (Cost $423,057) Including $14,150 of Securities Loaned (f)(g)(h)		422,082
Liabilities in Excess of Other Assets (–3.1%)		(12,757)
Net Assets (100.0%)		$409,325

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $14,150,000 and $14,762,000 respectively. The Fund received cash collateral of approximately $12,586,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $2,176,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2023 amounts to approximately $9,436,000 and represents 2.3% of net assets.
(d)	At September 30, 2023, the Fund held fair valued securities valued at $9,436,000, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $10,219,000 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $64,757,000 and the aggregate gross unrealized depreciation is approximately $65,732,000, resulting in net unrealized depreciation of approximately $975,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	76,565,662	$76,566	$350		$360	$(10)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	90,850,215	90,850	470		385	85
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	120,919,525	120,920	472		500	(28)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	914,411	914	—	@	5	(5)
							$1,292		$1,250	$42

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.4%
Software	24.8
Information Technology Services	12.6
Specialty Retail	7.6
Broadline Retail	7.4
Financial Services	7.3
Health Care Providers & Services	5.8
Leisure Products	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Canada (12.2%)
Brookfield Corp.	2,162,666	$67,626
Brookfield Infrastructure Partners LP	2,180,496	64,107
Canada Goose Holdings, Inc. (a)(b)(c)	4,552,503	66,740
Canadian Pacific Kansas City Ltd.	1,102,312	81,936
Shopify, Inc., Class A (c)	1,675,558	91,435
		371,844
Denmark (8.6%)
DSV AS	1,410,790	262,888

France (11.1%)
Hermes International	114,293	208,336
LVMH Moet Hennessy Louis Vuitton SE	82,069	61,948
Pernod Ricard SA	409,963	68,255
		338,539
Germany (2.8%)
Adidas AG	300,546	52,718
Puma SE	509,788	31,522
		84,240
Hong Kong (2.3%)
AIA Group Ltd.	8,581,700	69,401

India (8.1%)
HDFC Bank Ltd.	11,152,234	204,531
Titan Co. Ltd.	1,080,910	40,888
		245,419
Italy (9.9%)
Davide Campari-Milano NV	9,811,268	115,501
Moncler SpA	3,205,712	185,787
		301,288
Japan (4.7%)
Keyence Corp.	383,200	141,717

Netherlands (6.9%)
Adyen NV (c)	81,389	60,344
ASML Holding NV	251,118	147,846
		208,190
Sweden (3.0%)
Evolution AB	758,345	76,524
Vitrolife AB	1,188,512	15,923
		92,447
Switzerland (9.1%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	504	55,186
Cie Financiere Richemont SA (Registered)	244,223	29,742
Kuehne & Nagel International AG (Registered)	259,504	73,733
Straumann Holding AG (Registered)	922,879	117,463
		276,124
Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,119,396	97,276

United Kingdom (4.0%)
Diageo PLC	1,844,434	68,001
Rightmove PLC	7,831,091	53,441
		121,442
United States (9.0%)
MercadoLibre, Inc. (c)	134,688	170,768
Spotify Technology SA (c)	672,442	103,987
		274,755
Total Common Stocks (Cost $2,482,371)		2,885,570

Short-Term Investments (5.0%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $138,912)	138,911,638	138,912

Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	10,957,736	10,958

	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $757; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $773)	$757	757
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $1,661; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $1,693)	1,660	1,660
		2,417
Total Securities held as Collateral on Loaned Securities (Cost $13,375)		13,375
Total Short-Term Investments (Cost $152,287)		152,287
Total Investments (99.9%) (Cost $2,634,658) Including $12,858 of Securities Loaned (e)(f)(g)		3,037,857
Other Assets in Excess of Liabilities (0.1%)		4,329
Net Assets (100.0%)		$3,042,186

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	For the nine months ended September 30, 2023, the cost of purchase and proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $5,769,000 and $2,033,000. respectively, including net realized loss of approximately $2,304,000.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $12,858,000 and $13,376,000 respectively. The Fund received cash collateral of approximately $13,376,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Non-income producing security.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $201,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $2,141,695,000 and 70.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $666,540,000 and the aggregate gross unrealized depreciation is approximately $263,341,000, resulting in net unrealized appreciation of approximately $403,199,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.0%
Textiles, Apparel & Luxury Goods	22.4
Air Freight & Logistics	8.7
Beverages	8.3
Semiconductors & Semiconductor Equipment	8.1
Banks	6.8
Broadline Retail	5.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Australia (1.2%)
Aristocrat Leisure Ltd.	588,664	$15,380

Belgium (0.5%)
KBC Group NV	97,050	6,042

Canada (6.2%)
Barrick Gold Corp. (LSE)	1,773,617	25,764
Constellation Software, Inc.	18,454	38,098
Tourmaline Oil Corp.	288,981	14,542
		78,404
China (0.7%)
Minth Group Ltd. (a)	3,378,000	8,682

Denmark (3.2%)
Carlsberg AS Series B	176,797	22,291
Tryg AS	990,296	18,122
		40,413
Finland (1.4%)
Kone Oyj, Class B	421,468	17,761

France (15.8%)
AXA SA	849,070	25,191
L'Oreal SA	33,661	13,950
Legrand SA	287,272	26,396
LVMH Moet Hennessy Louis Vuitton SE	28,630	21,611
Pernod Ricard SA	125,146	20,836
Safran SA	178,161	27,920
Sanofi	221,581	23,792
Thales SA	155,193	21,811
Worldline SA (b)	667,133	18,727
		200,234
Germany (15.7%)
Adidas AG	74,981	13,152
Deutsche Boerse AG	137,928	23,820
Deutsche Post AG (Registered)	674,191	27,356
Infineon Technologies AG	542,708	17,975
Knorr-Bremse AG	257,761	16,341
Merck KGaA	64,062	10,680
MTU Aero Engines AG	97,408	17,641
QIAGEN NV (b)	751,429	30,320
SAP SE	318,067	41,171
		198,456
Hong Kong (1.8%)
AIA Group Ltd.	2,784,200	22,516

Italy (1.7%)
Moncler SpA	377,089	21,854

Japan (3.2%)
Hoya Corp.	126,600	12,966
Keyence Corp.	17,400	6,435
Shiseido Co. Ltd.	365,000	12,791
SMC Corp.	19,600	8,786
		40,978
Korea, Republic of (3.3%)
Samsung Electronics Co. Ltd.	526,678	26,626
SK Hynix, Inc.	178,064	15,076
		41,702
Netherlands (5.1%)
Heineken NV	430,560	37,959
Universal Music Group NV	1,010,885	26,380
		64,339
Singapore (1.8%)
DBS Group Holdings Ltd.	940,500	23,098

Sweden (6.5%)
Atlas Copco AB, Class A	1,271,816	17,081
Boliden AB (b)	298,824	8,575
Epiroc AB, Class A	892,314	16,943
Hexagon AB, Class B	1,723,052	14,665
Svenska Handelsbanken AB, Class A	2,833,946	25,216
		82,480
Switzerland (5.1%)
Alcon, Inc.	105,121	8,112
Novartis AG (Registered)	160,079	16,349
Partners Group Holding AG	3,255	3,654
Roche Holding AG (Genusschein)	83,550	22,809
UBS Group AG (Registered)	581,573	14,325
		65,249
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	371,063	32,245

United Kingdom (22.5%)
Anglo American PLC	308,425	8,469
Associated British Foods PLC	807,847	20,296
AstraZeneca PLC	205,357	27,699
BP PLC	2,348,890	15,141
British American Tobacco PLC	824,132	25,877
Experian PLC	308,753	10,099
Halma PLC	708,693	16,697
Hiscox Ltd.	1,353,172	16,545
Legal & General Group PLC	3,833,502	10,344
Prudential PLC	1,791,320	19,255
Reckitt Benckiser Group PLC	482,774	34,046
RELX PLC (Euronext NV)	476,236	16,099
RELX PLC (LSE)	419,760	14,163
Rightmove PLC	1,461,160	9,971
Shell PLC	1,295,893	41,072
		285,773
Total Common Stocks (Cost $988,879)		1,245,606

No. of Warrants
Warrant (0.0%)‡
Canada (0.0%)‡
Constellation Software, Inc. expires 3/31/40 (b) (Cost $—)	18,454	94

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $15,230)	15,229,949	$15,230
Total Investments (99.4%) (Cost $1,004,109) (d)(e)(f)		1,260,930
Other Assets in Excess of Liabilities (0.6%)		7,577
Net Assets (100.0%)		$1,268,507

‡	Amount is less than 0.05%.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $31,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $1,134,957,000 and 89.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $300,160,000 and the aggregate gross unrealized depreciation is approximately $43,339,000, resulting in net unrealized appreciation of approximately $256,821,000.
ADR	American Depositary Receipt.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.2%
Insurance	8.8
Pharmaceuticals	8.0
Beverages	6.5
Software	6.3
Machinery	6.0
Oil, Gas & Consumable Fuels	5.7
Aerospace & Defense	5.3
Semiconductors & Semiconductor Equipment	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Argentina (2.4%)
Globant SA (a)	127,052	$25,137

Brazil (2.4%)
NU Holdings Ltd., Class A (a)	3,400,491	24,653

Canada (6.1%)
Canada Goose Holdings, Inc. (a)(b)	1,108,819	16,255
Shopify, Inc., Class A (a)	885,439	48,319
		64,574
China (11.1%)
Kweichow Moutai Co. Ltd., Class A	102,600	25,446
Meituan, Class B (a)(c)	2,692,020	38,970
Tencent Holdings Ltd. (c)	394,200	15,281
Trip.com Group Ltd. ADR (a)	1,076,132	37,632
		117,329
Denmark (7.9%)
DSV AS	443,709	82,681

France (4.7%)
Hermes International	27,279	49,725

Germany (0.8%)
HelloFresh SE (a)	289,408	8,600

India (14.4%)
HDFC Bank Ltd.	4,091,127	75,031
ICICI Bank Ltd. ADR	2,442,917	56,480
Titan Co. Ltd.	523,278	19,794
		151,305
Italy (4.7%)
Moncler SpA	850,596	49,296

Japan (2.9%)
Keyence Corp.	81,700	30,215

Korea, Republic of (9.1%)
Coupang, Inc. (a)	3,156,891	53,667
KakaoBank Corp. (b)	1,121,494	19,409
NAVER Corp.	154,348	23,077
		96,153
Netherlands (4.9%)
Adyen NV (a)	27,257	20,209
ASML Holding NV	53,475	31,484
		51,693
Norway (0.5%)
AutoStore Holdings Ltd. (a)(b)	3,495,203	4,913

Singapore (3.2%)
Grab Holdings Ltd., Class A (a)	8,113,412	28,722
Sea Ltd. ADR (a)	113,297	4,979
		33,701
Sweden (3.9%)
Evolution AB	336,864	33,992
Vitrolife AB	541,365	7,253
		41,245
Switzerland (1.3%)
On Holding AG, Class A (a)	504,633	14,039

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,834,000	29,906

United Kingdom (1.7%)
Deliveroo PLC (a)	7,252,025	10,549
Fevertree Drinks PLC	475,353	6,937
		17,486
United States (13.0%)
MercadoLibre, Inc. (a)	64,356	81,596
Spotify Technology SA (a)	357,864	55,340
		136,936
Total Common Stocks (Cost $909,187)		1,029,587

Short-Term Investments (3.2%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $19,200)	19,200,203	19,200

Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	11,876,820	11,877

	Face Amount (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $821; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $838)	$821	821
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $1,800; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $1,836)	1,800	1,800
		2,621
Total Securities held as Collateral on Loaned Securities (Cost $14,498)		14,498
Total Short-Term Investments (Cost $33,698)		33,698
Total Investments (101.0%) (Cost $942,885) Including $27,891 of Securities Loaned (e)(f)(g)		1,063,285
Liabilities in Excess of Other Assets (–1.0%)		(10,096)
Net Assets (100.0%)		$1,053,189

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Opportunity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $27,891,000 and $29,148,000 respectively. The Fund received cash collateral of approximately $14,497,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $14,651,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $34,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $582,768,000 and 55.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $252,257,000 and the aggregate gross unrealized depreciation is approximately $131,857,000, resulting in net unrealized appreciation of approximately $120,400,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	18.1%
Banks	16.7
Textiles, Apparel & Luxury Goods	14.2
Broadline Retail	12.9
Hotels, Restaurants & Leisure	11.5
Air Freight & Logistics	7.9
Information Technology Services	7.0
Semiconductors & Semiconductor Equipment	5.9
Entertainment	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Australia (1.7%)
Aristocrat Leisure Ltd.	991	$26

Canada (4.0%)
Constellation Software, Inc.	30	62

Denmark (2.5%)
Carlsberg AS Series B	307	39

Finland (1.4%)
Kone Oyj, Class B	532	22

France (15.3%)
L'Oreal SA	125	52
Legrand SA	521	48
LVMH Moet Hennessy Louis Vuitton SE	48	36
Pernod Ricard SA	257	43
Sanofi	218	23
Worldline SA (a)	1,172	33
		235
Germany (15.9%)
Adidas AG	123	22
Deutsche Boerse AG	302	52
Infineon Technologies AG	741	25
Merck KGaA	121	20
QIAGEN NV (a)	1,242	50
SAP SE	582	75
		244
Hong Kong (1.7%)
AIA Group Ltd.	3,200	26

Italy (2.4%)
Moncler SpA	635	37

Japan (5.1%)
Hoya Corp.	300	31
Keyence Corp.	100	37
Shiseido Co. Ltd.	300	10
		78
Netherlands (6.6%)
Heineken NV	659	58
Universal Music Group NV	1,652	43
		101
Sweden (6.5%)
Atlas Copco AB, Class A	2,705	36
Epiroc AB, Class A	1,499	29
Hexagon AB, Class B	4,157	35
		100
Switzerland (3.2%)
Alcon, Inc.	349	27
Roche Holding AG (Genusschein)	86	23
		50
Taiwan (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	569	50

United Kingdom (16.5%)
AstraZeneca PLC	328	44
Experian PLC	1,106	36
Halma PLC	1,274	30
Prudential PLC	1,394	15
Reckitt Benckiser Group PLC	740	52
RELX PLC (LSE)	1,684	57
Rightmove PLC	2,699	19
		253
United States (9.7%)
Danaher Corp.	134	33
Procter & Gamble Co.	223	33
Thermo Fisher Scientific, Inc.	85	43
Visa, Inc., Class A	174	40
		149
Total Common Stocks (Cost $1,461)		1,472

No. of Warrants
Warrant (0.0%)‡
Canada (0.0%) ‡
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	31	—	@

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $18)	18,133	18
Total Investments (97.0%) (Cost $1,479) (c)(d)(e)		1,490
Other Assets in Excess of Liabilities (3.0%)		46
Net Assets (100.0%)		$1,536

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

International Resilience Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $1,211,000 and 78.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $96,000 and the aggregate gross unrealized depreciation is approximately $85,000, resulting in net unrealized appreciation of approximately $11,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.5%
Beverages	9.4
Software	9.3
Life Sciences Tools & Services	8.5
Pharmaceuticals	7.4
Electronic Equipment, Instruments & Components	6.8
Textiles, Apparel & Luxury Goods	6.4
Professional Services	6.2
Machinery	5.8
Household Products	5.7
Semiconductors & Semiconductor Equipment	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (5.4%)
Australia (0.3%)
Capricorn Metals Ltd. (a)	1,025	$3
Evolution Mining Ltd.	5,007	10
Gold Road Resources Ltd.	2,941	3
Newcrest Mining Ltd.	1,753	28
Northern Star Resources Ltd.	3,137	21
Perseus Mining Ltd.	3,731	4
Regis Resources Ltd. (a)	2,060	2
Silver Lake Resources Ltd. (a)	2,465	1
West African Resources Ltd. (a)	2,714	1
		73
Austria (0.0%)‡
OMV AG	96	5

Canada (1.0%)
Agnico Eagle Mines Ltd.	919	42
Alamos Gold, Inc., Class A	1,105	12
Aya Gold & Silver, Inc. (a)	284	2
B2Gold Corp.	3,015	9
Barrick Gold Corp.	3,161	46
Centerra Gold, Inc.	621	3
Dundee Precious Metals, Inc.	534	3
Eldorado Gold Corp. (a)	535	5
Endeavour Silver Corp. (a)	531	1
Equinox Gold Corp. (a)	883	4
First Majestic Silver Corp.	723	4
Fortuna Silver Mines, Inc. (a)(b)	852	2
Franco-Nevada Corp.	340	45
IAMGOLD Corp. (a)	1,404	3
K92 Mining, Inc. (a)	659	3
Kinross Gold Corp.	3,598	16
New Gold, Inc. (a)	1,961	2
OceanaGold Corp.	1,956	4
Osisko Gold Royalties Ltd.	519	6
Pan American Silver Corp.	1,041	15
Sandstorm Gold Ltd.	840	4
SilverCrest Metals, Inc. (a)(b)	412	2
SSR Mining, Inc.	565	7
Torex Gold Resources, Inc. (a)	243	3
Wesdome Gold Mines Ltd. (a)	404	2
Wheaton Precious Metals Corp.	782	32
		277
China (0.1%)
Zhaojin Mining Industry Co. Ltd. (c)	7,121	10
Zijin Mining Group Co. Ltd., H Shares (c)	15,654	24
		34
Finland (0.0%)‡
Neste Oyj	278	9

France (0.4%)
TotalEnergies SE	1,634	107

Italy (0.1%)
Eni SpA	1,647	26
Tenaris SA	311	5
		31
Norway (0.1%)
Aker BP ASA	209	6
Equinor ASA	630	20
		26
Peru (0.0%)‡
Cia de Minas Buenaventura SAA ADR	710	6

Portugal (0.0%)‡
Galp Energia SGPS SA	330	5

South Africa (0.1%)
DRDGOLD Ltd. ADR	248	2
Gold Fields Ltd. ADR	2,563	28
Harmony Gold Mining Co. Ltd. ADR	1,746	6
		36
Spain (0.1%)
Repsol SA	908	15

United Kingdom (0.9%)
Anglogold Ashanti PLC	1,186	19
BP PLC	11,945	77
Centamin PLC	3,190	3
Endeavour Mining PLC	695	14
Shell PLC	4,651	147
		260
United States (2.3%)
APA Corp.	98	4
Baker Hughes Co.	313	11
Cheniere Energy, Inc.	70	12
Chesapeake Energy Corp.	37	3
Chevron Corp.	571	96
Coeur Mining, Inc. (a)	858	2
ConocoPhillips	383	46
Coterra Energy, Inc.	247	7
Devon Energy Corp.	189	9
Diamondback Energy, Inc.	52	8
EOG Resources, Inc.	180	23
EQT Corp.	104	4
Exxon Mobil Corp.	1,272	149
Halliburton Co.	275	11
Hecla Mining Co.	1,747	7
Hess Corp.	85	13
HF Sinclair Corp.	47	3
Kinder Morgan, Inc.	632	10
Marathon Oil Corp.	194	5
Marathon Petroleum Corp.	143	22
Newmont Corp. (TSX)	1,443	53
Occidental Petroleum Corp.	226	15
ONEOK, Inc.	140	9
Ovintiv, Inc.	76	4
Phillips 66	145	17
Pioneer Natural Resources Co.	71	16
Royal Gold, Inc.	185	20
Schlumberger NV	437	25
Targa Resources Corp.	67	6
Texas Pacific Land Corp.	2	4

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Valero Energy Corp.	118	$17
Williams Cos., Inc.	379	13
		644
Total Common Stocks (Cost $1,510)		1,528

	Face Amount (000)
U.S. Treasury Securities (66.0%)
United States (66.0%)
U.S. Treasury Bill, 5.41%, 11/30/23 (d)	$12,197	12,091

U.S. Treasury Inflation-Indexed Bonds,
0.13%, 10/15/24—7/15/26	471	447
0.25%, 1/15/25	106	102
0.38%, 7/15/25	117	112
0.63%, 1/15/26	99	93
1.13%, 1/15/33	6,344	5,733
2.00%, 1/15/26	48	47
2.38%, 1/15/25	75	74
Total U.S. Treasury Securities (Cost $19,056)		18,699

	Shares
Short-Term Investments (24.8%)
Investment Company (24.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (e) (Cost $7,019)	7,019,215	7,019

Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	3,697	4

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $—@; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $—@)	$—	@	—	@
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $1; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $1)	1		1
			1
Total Securities held as Collateral on Loaned Securities (Cost $5)			5
Total Short-Term Investments (Cost $7,024)			7,024
Total Investments (96.2%) (Cost $27,590) Including $4 of Securities Loaned (f)(g)(h)(i)			27,251
Other Assets in Excess of Liabilities (3.8%)			1,070
Net Assets (100.0%)			$28,321

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $4,000 and $5,000 respectively. The Fund received cash collateral of approximately $5,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Rate shown is the yield to maturity at September 30, 2023.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $532,000 and 1.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $485,000 and the aggregate gross unrealized depreciation is approximately $972,000, resulting in net unrealized depreciation of approximately $487,000.
ADR	American Depositary Receipt.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EUR	81		$87	12/14/23	$1
Citibank NA	JPY	90		$1	12/14/23	—	@
Citibank NA		$2	CHF	2	12/14/23	(—	@)
Goldman Sachs International	EUR	5		$5	12/14/23	—	@
Goldman Sachs International	JPY	5,670		$39	12/14/23	1
Goldman Sachs International		$10	CHF	9	12/14/23	(—	@)
JPMorgan Chase Bank NA	GBP	9		$12	12/14/23	—	@
JPMorgan Chase Bank NA		$1	CAD	1	12/14/23	(—	@)
						$2

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
ICE Brent Crude Oil Index (United States)	6	Oct-23		$6	$553	$111
100 OZ Gold Index (United States)	21	Dec-23		2	3,919	(146)
SFE 10 yr. Australian Bond (Australia)	60	Dec-23	AUD	6,000	4,319	(115)
U.S. Treasury 10 yr. Ultra Note (United States)	26	Dec-23		$2,600	2,901	(81)
Short:
TSE Japanese 10 yr. Bond index (Japan)	6	Dec-23	JPY	(600,000)	(5,820)	40
						$(191)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2023:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)			Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	(2.92)%	Semi-Annual/ Quarterly	3/3/32	USD	1,972	$23		$—		$23
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	(2.59)	Semi-Annual/ Quarterly	7/12/33		9,549	35		—		35
Morgan Stanley & Co. LLC*	Euro-stat Eurozone HICP ex Tobacco Index	Pay	(2.4)	Semi-Annual/ Quarterly	3/15/33	EUR	7,252	155		—		155
Morgan Stanley & Co. LLC*	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.46	Semi-Annual/ Quarterly	3/15/28		7,197	(83)		—		(83)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.59	Semi-Annual/ Quarterly	3/13/28	USD	2,433	(5)		(—	@)	(5)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	3.28	Semi-Annual/ Quarterly	3/3/27		5,195	(37)		—		(37)
								$88	$	(—	@)	$88

Total Return Swap Agreement:

The Fund had the following total return swap agreement open at September 30, 2023:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)		Unrealized Depreciation (000)
BNP Paribas SA	S&P GSCI Total Return Index	Pay	SOFR + 0.12%	Quarterly	7/19/24	$(721)	$(47)	$—	@	$(47)

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Securities	68.6%
Short-Term Investments	25.8
Other**	5.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $17,512,000 and net unrealized depreciation of approximately $191,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,000. Also does not include open swap agreements with net unrealized appreciation of approximately $41,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Bangladesh (2.4%)
BRAC Bank Ltd.	2,417,092	$785

Brazil (1.0%)
Locaweb Servicos de Internet SA	261,031	332

Indonesia (14.0%)
Bank Mandiri Persero Tbk PT	4,288,300	1,669
Champ Resto Indonesia Tbk PT	4,702,300	401
Cisarua Mountain Dairy PT TBK	2,416,600	620
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	20,323,400	776
Medikaloka Hermina Tbk PT	13,123,400	1,112
		4,578
Kazakhstan (10.1%)
Halyk Savings Bank of Kazakhstan JSC GDR	24,329	325
Kaspi.KZ JSC GDR (Registered)	13,907	1,342
NAC Kazatomprom JSC GDR	36,564	1,613
		3,280
Kenya (2.9%)
Safaricom PLC	9,365,242	930

Pakistan (3.0%)
Systems Ltd.	715,003	975

Philippines (9.1%)
Bank of the Philippine Islands	449,220	889
BDO Unibank, Inc.	343,340	859
Century Pacific Food, Inc.	2,483,700	1,230
		2,978
Poland (16.0%)
11 bit studios SA (a)	10,028	1,640
Grupa Kety SA	6,738	1,015
LPP SA	294	872
Text SA	51,010	1,695
		5,222
Singapore (1.9%)
Delfi Ltd.	670,800	622

South Africa (2.4%)
Anglo American PLC	28,811	797

United Kingdom (3.0%)
Airtel Africa PLC	644,957	986

United States (9.8%)
EPAM Systems, Inc. (a)	3,710	948
Grid Dynamics Holdings, Inc. (a)	83,966	1,023
MercadoLibre, Inc. (a)	960	1,217
		3,188
Vietnam (22.2%)
Bank for Foreign Trade of Vietnam JSC (a)	234,657	843
Binh Minh Plastics JSC	105,100	371
FPT Corp.	690,830	2,634
Mobile World Investment Corp.	652,388	1,409
Phu Nhuan Jewelry JSC	247,700	802
Vietnam Dairy Products JSC	380,292	1,160
		7,219
Total Common Stocks (Cost $27,890)		31,892

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $935)	935,238	935
Total Investments (100.7%) (Cost $28,825) (c)(d)(e)		32,827
Liabilities in Excess of Other Assets (–0.7%)		(232)
Net Assets (100.0%)		$32,595

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $27,586,000 and 84.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,394,000 and the aggregate gross unrealized depreciation is approximately $2,392,000, resulting in net unrealized appreciation of approximately $4,002,000.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	27.9%
Information Technology Services	18.0
Banks	16.4
Food Products	11.1
Wireless Telecommunication Services	5.8
Metals & Mining	5.5
Software	5.2
Textiles, Apparel & Luxury Goods	5.1
Entertainment	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Argentina (3.1%)
Despegar.com Corp. (a)(b)	707,438	$5,129

Brazil (1.9%)
Itau Unibanco Holding SA (Preference) ADR	372,299	1,999
Vale SA	89,697	1,206
		3,205
Canada (4.6%)
Agnico Eagle Mines Ltd.	36,511	1,659
Canadian National Railway Co. (a)	27,062	2,932
First Quantum Minerals Ltd.	52,016	1,229
Teck Resources Ltd., Class B	23,894	1,029
Tourmaline Oil Corp.	17,370	874
		7,723
China (6.9%)
Alibaba Group Holding Ltd. ADR (b)	79,831	6,925
China Resources Beer Holdings Co. Ltd. (c)	130,000	710
Tencent Holdings Ltd. (c)	49,800	1,930
Tencent Holdings Ltd. ADR (a)	50,084	1,937
		11,502
Denmark (1.9%)
Novo Nordisk AS, Class B	34,014	3,097

France (8.6%)
Air Liquide SA	7,756	1,306
Airbus SE	24,825	3,323
Hermes International	340	620
L'Oreal SA	3,130	1,297
Legrand SA	5,410	497
LVMH Moet Hennessy Louis Vuitton SE	896	676
Pernod Ricard SA	5,534	922
Sanofi	20,836	2,237
Technip Energies NV	43,015	1,068
TotalEnergies SE	25,517	1,678
Verallia SA	21,270	842
		14,466
Germany (11.5%)
Bayer AG (Registered)	133,417	6,407
CTS Eventim AG & Co. KGaA	17,063	968
Infineon Technologies AG	47,306	1,567
Jungheinrich AG (Preference)	27,185	813
KION Group AG	37,120	1,420
Linde PLC	11,745	4,370
Rheinmetall AG	5,939	1,528
Siemens Healthineers AG	43,179	2,184
		19,257
India (5.0%)
Apollo Hospitals Enterprise Ltd.	18,656	1,152
HDFC Bank Ltd. ADR	47,503	2,803
ICICI Bank Ltd.	107,392	1,231
ICICI Prudential Life Insurance Co. Ltd.	118,294	805
Jio Financial Services Ltd. (b)	41,078	114
Reliance Industries Ltd.	41,078	1,157
State Bank of India	158,745	1,140
		8,402
Ireland (1.6%)
Ryanair Holdings PLC ADR (b)	27,334	2,657

Israel (0.6%)
CyberArk Software Ltd. (b)	5,700	933

Japan (7.7%)
FANUC Corp.	21,750	566
Hoya Corp.	6,200	635
Keyence Corp.	5,600	2,071
Nikon Corp.	187,800	1,978
Shimano, Inc.	3,650	489
Shiseido Co. Ltd.	7,600	266
SMC Corp.	1,805	809
Sony Group Corp.	30,493	2,494
Sony Group Corp. ADR	22,101	1,821
Tokyo Electron Ltd.	10,200	1,393
Unicharm Corp.	11,100	392
		12,914
Korea, Republic of (4.2%)
Samsung Electronics Co. Ltd.	114,545	5,791
SK Hynix, Inc.	15,056	1,274
		7,065
Netherlands (3.6%)
Akzo Nobel NV	11,091	800
ASML Holding NV	4,026	2,371
Universal Music Group NV	70,366	1,836
Wolters Kluwer NV	8,625	1,044
		6,051
Norway (2.4%)
Adevinta ASA (b)	399,469	3,935

Singapore (2.2%)
Sea Ltd. ADR (b)	83,911	3,688

South Africa (2.7%)
Impala Platinum Holdings Ltd. (a)	163,883	854
Sibanye Stillwater Ltd. (a)	191,769	294
Sibanye Stillwater Ltd. ADR (a)	184,300	1,137
Thungela Resources Ltd. (a)	245,623	2,238
		4,523
Spain (0.3%)
Amadeus IT Group SA	9,448	571

Switzerland (2.3%)
Nestle SA (Registered)	33,964	3,845

Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	3,277
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	22,069	1,918
		5,195
United Kingdom (17.6%)
Anglo American PLC	60,799	1,670
AstraZeneca PLC	35,149	4,741
Diageo PLC	63,527	2,342
Experian PLC	61,841	2,023
Glencore PLC	1,167,847	6,650
Shell PLC	174,951	5,545
Unilever PLC	38,099	1,886

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

	Shares	Value (000)
Unilever PLC ADR	33,864	$1,673
Unilever PLC CVA	59,997	2,968
		29,498
United States (7.1%)
Farfetch Ltd., Class A (a)(b)	222,194	465
Medtronic PLC	22,860	1,791
MercadoLibre, Inc. (b)	2,084	2,642
Newmont Corp. (NYSE)	23,513	868
Newmont Corp. (TSX)	67,941	2,511
Schlumberger NV	22,674	1,322
Vertex Pharmaceuticals, Inc. (b)	6,361	2,212
		11,811
Total Common Stocks (Cost $147,714)		165,467

Preferred Stock (0.8%)
United States (0.8%)
Neurogenesis, Inc., Series A (b)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,250

Short-Term Investments (2.4%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $1,275)	1,275,435	1,275

Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	2,264,593	2,264

	Face Amount (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $157; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $160)	$157	157
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $343; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $350)	343	343
		500
Total Securities held as Collateral on Loaned Securities (Cost $2,764)		2,764
Total Short-Term Investments (Cost $4,039)		4,039
Total Investments (102.1%) (Cost $153,003) Including $7,824 of Securities Loaned (g)(h)(i)(j)		170,756
Liabilities in Excess of Other Assets (–2.1%)		(3,482)
Net Assets (100.0%)		$167,274

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $7,824,000 and $8,048,000 respectively. The Fund received cash collateral of approximately $2,764,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $5,284,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2023 amounts to approximately $1,250,000 and represents 0.8% of net assets.
(e)	At September 30, 2023, the Fund held a fair valued security valued at approximately $1,250,000, representing 0.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $111,150,000 and 66.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(j)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $37,624,000 and the aggregate gross unrealized depreciation is approximately $19,815,000, resulting in net unrealized appreciation of approximately $17,809,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
Barclays Bank PLC	EUR	1,479	$1,592	12/14/23	$22
Citibank NA	EUR	1,593	$1,714	12/14/23	24
Goldman Sachs International	EUR	633	$682	12/14/23	10
					$56

EUR	—	Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	59.3%
Metals & Mining	11.4
Pharmaceuticals	9.8
Semiconductors & Semiconductor Equipment	7.0
Oil, Gas & Consumable Fuels	6.8
Broadline Retail	5.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
*	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with total unrealized appreciation of approximately $56,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (96.0%)
Aerospace & Defense (2.8%)
Axon Enterprise, Inc. (a)	24	$5
Babcock International Group PLC (United Kingdom) (a)	21,258	107
HEICO Corp., Class A	35	4
TransDigm Group, Inc. (a)	5	4
		120
Broadline Retail (6.3%)
Amazon.com, Inc. (a)	2,150	273

Capital Markets (6.9%)
Intercontinental Exchange, Inc.	2,063	227
MSCI, Inc.	9	5
S&P Global, Inc.	174	64
		296
Chemicals (0.2%)
Ecolab, Inc.	26	5
Sherwin-Williams Co.	17	4
		9
Commercial Services & Supplies (4.1%)
Cintas Corp.	10	5
Copart, Inc. (a)	106	5
Rentokil Initial PLC (United Kingdom)	21,854	162
Rollins, Inc.	116	4
		176
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	11	5

Consumer Staples Distribution & Retail (2.9%)
Dollar General Corp.	1,199	127

Distributors (1.6%)
Pool Corp.	195	69

Diversified Consumer Services (0.1%)
Service Corp. International	73	4

Diversified REITs (1.5%)
American Tower Corp. REIT	393	65

Entertainment (1.1%)
Netflix, Inc. (a)	72	27
Walt Disney Co. (a)	265	22
		49
Financial Services (1.4%)
Toast, Inc., Class A (a)	3,214	60

Food Products (0.1%)
McCormick & Co., Inc.	55	4

Ground Transportation (3.4%)
Union Pacific Corp.	724	147

Health Care Equipment & Supplies (0.1%)
Intuitive Surgical, Inc. (a)	16	5

Health Care Technology (0.9%)
Veeva Systems, Inc., Class A (a)	203	41

Hotels, Restaurants & Leisure (0.3%)
Domino's Pizza, Inc.	12	5
McDonald's Corp.	17	4
Starbucks Corp.	48	4
		13
Household Durables (4.4%)
NVR, Inc. (a)	7	42
Victoria PLC (United Kingdom) (a)	23,113	146
		188
Information Technology Services (10.5%)
Cloudflare, Inc., Class A (a)	6,133	386
Gartner, Inc. (a)	191	66
		452
Insurance (2.8%)
Brown & Brown, Inc.	1,733	121

Interactive Media & Services (4.1%)
Alphabet, Inc., Class C (a)	1,349	178

Life Sciences Tools & Services (9.2%)
Danaher Corp.	706	175
Eurofins Scientific SE (France)	2,687	152
Illumina, Inc. (a)	482	66
Thermo Fisher Scientific, Inc.	8	4
		397
Metals & Mining (1.6%)
Royal Gold, Inc.	639	68

Oil, Gas & Consumable Fuels (1.8%)
Texas Pacific Land Corp.	42	77

Personal Care Products (0.1%)
Estee Lauder Cos., Inc., Class A	31	4

Pharmaceuticals (5.1%)
Royalty Pharma PLC, Class A (United Kingdom)	7,900	215
Zoetis, Inc.	24	4
		219
Semiconductors & Semiconductor Equipment (1.0%)
ASML Holding NV (Registered) (Netherlands)	74	44

Software (9.5%)
Cadence Design Systems, Inc. (a)	21	5
Constellation Software, Inc. (Canada)	58	120
Lumine Group, Inc. (Canada) (a)	300	4
Procore Technologies, Inc. (a)	1,144	75
Roper Technologies, Inc.	10	5
ServiceNow, Inc. (a)	77	43
Synopsys, Inc. (a)	11	5
Topicus.com, Inc. (Canada) (a)	1,570	104
Tyler Technologies, Inc. (a)	127	49
		410
Specialty Retail (8.3%)
AutoZone, Inc. (a)	9	23
Floor & Decor Holdings, Inc., Class A (a)	2,266	205
Home Depot, Inc.	224	68
Tractor Supply Co.	306	62
		358
Textiles, Apparel & Luxury Goods (2.5%)
Christian Dior SE (France)	147	108

Trading Companies & Distributors (1.3%)
Fastenal Co.	81	4
Watsco, Inc.	132	50
		54
Total Common Stocks (Cost $3,996)		4,141

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Investment Company (1.2%)
Grayscale Bitcoin Trust (a) (Cost $54)	2,814	$54

No. of Warrants
Warrant (0.0%)‡
Software (0.0%)‡
Constellation Software, Inc., expires 3/31/40 (a) (Cost $—)	58	—	@

	Shares
Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $128)	128,358	128
Total Investments Excluding Purchased Options (100.2%) (Cost $4,178)		4,323
Total Purchased Options Outstanding (0.3%) (Cost $13)		14
Total Investments (100.5%) (Cost $4,191) (c)(d)(e)(f)		4,337
Liabilities in Excess of Other Assets (–0.5%)		(23)
Net Assets (100.0%)		$4,314

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $675,000 and 15.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $443,000 and the aggregate gross unrealized depreciation is approximately $297,000, resulting in net unrealized appreciation of approximately $146,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	765,238	$765	$3		$3		$	(—	@)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	1,105,323	1,105	6		5			1
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	1,263,287	1,263	5		5			(—	@)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	6,257	6	—	@	—	@		(—	@)
							$14		$13			$1

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.7%
Information Technology Services	10.4
Software	9.4
Life Sciences Tools & Services	9.2
Specialty Retail	8.2
Capital Markets	6.8
Broadline Retail	6.3
Pharmaceuticals	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (100.1%)
Banks (4.0%)
JPMorgan Chase & Co.	55,736	$8,083

Broadline Retail (3.3%)
Amazon.com, Inc. (a)	52,726	6,702

Building Products (1.4%)
Fortune Brands Innovations, Inc.	46,295	2,878

Capital Markets (4.2%)
Ameriprise Financial, Inc.	25,609	8,443

Commercial Services & Supplies (2.4%)
Waste Management, Inc.	32,359	4,933

Consumer Staples Distribution & Retail (4.5%)
Costco Wholesale Corp.	16,123	9,109

Containers & Packaging (0.6%)
Graphic Packaging Holding Co.	55,036	1,226

Distributors (0.9%)
Pool Corp.	5,094	1,814

Electric Utilities (2.1%)
NextEra Energy, Inc.	75,507	4,326

Entertainment (0.4%)
Netflix, Inc. (a)	2,015	761

Financial Services (4.7%)
Jack Henry & Associates, Inc.	15,457	2,336
Mastercard, Inc., Class A	17,986	7,121
		9,457
Health Care Equipment & Supplies (1.3%)
Edwards Lifesciences Corp. (a)	38,146	2,643

Hotels, Restaurants & Leisure (5.0%)
McDonald's Corp.	28,404	7,482
MGM Resorts International	71,050	2,612
		10,094
Household Durables (1.3%)
Lennar Corp., Class A	22,745	2,553

Insurance (5.9%)
Brown & Brown, Inc.	93,481	6,529
Progressive Corp.	38,443	5,355
		11,884
Interactive Media & Services (8.5%)
Alphabet, Inc., Class A (a)	131,831	17,251

Life Sciences Tools & Services (4.4%)
Danaher Corp.	11,224	2,785
West Pharmaceutical Services, Inc.	16,423	6,162
		8,947
Metals & Mining (1.8%)
Nucor Corp.	22,989	3,594

Oil, Gas & Consumable Fuels (4.3%)
Chevron Corp.	27,935	4,710
Valero Energy Corp.	28,697	4,067
		8,777
Semiconductors & Semiconductor Equipment (8.6%)
Applied Materials, Inc.	52,350	7,248
Lam Research Corp.	3,796	2,379
NVIDIA Corp.	17,679	7,690
		17,317
Software (11.5%)
Microsoft Corp.	63,686	20,109
Tyler Technologies, Inc. (a)	8,468	3,270
		23,379
Specialty Retail (5.5%)
Home Depot, Inc.	13,619	4,115
TJX Cos., Inc.	80,158	7,124
		11,239
Tech Hardware, Storage & Peripherals (8.5%)
Apple, Inc.	101,102	17,310

Textiles, Apparel & Luxury Goods (1.9%)
Lululemon Athletica, Inc. (a)	10,111	3,899

Trading Companies & Distributors (3.1%)
United Rentals, Inc.	13,946	6,200
Total Investments (100.1%) (Cost $172,229) (b)(c)		202,819
Liabilities in Excess of Other Assets (–0.1%)		(283)
Net Assets (100.0%)		$202,536

(a)	Non-income producing security.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(c)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $33,956,000 and the aggregate gross unrealized depreciation is approximately $3,366,000, resulting in net unrealized appreciation of approximately $30,590,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.6%
Software	11.5
Semiconductors & Semiconductor Equipment	8.5
Tech Hardware, Storage & Peripherals	8.5
Interactive Media & Services	8.5
Insurance	5.9
Specialty Retail	5.5
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

U.S. Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
Apartments (9.5%)
AvalonBay Communities, Inc. REIT	1,080	$186
Essex Property Trust, Inc. REIT	949	201
		387
Data Centers (14.0%)
Digital Realty Trust, Inc. REIT	2,035	246
Equinix, Inc. REIT	448	326
		572
Free Standing (5.3%)
Agree Realty Corp. REIT	1,450	80
NETSTREIT Corp. REIT	3,897	61
Realty Income Corp. REIT	1,546	77
		218
Gaming (4.5%)
VICI Properties, Inc. REIT	6,280	183

Health Care (11.4%)
CareTrust REIT, Inc.	3,915	81
Welltower, Inc. REIT	4,665	382
		463
Industrial (15.2%)
Americold Realty Trust, Inc. REIT	3,349	102
Prologis, Inc. REIT	3,910	439
Rexford Industrial Realty, Inc. REIT	1,613	79
		620
Infrastructure (8.6%)
American Tower Corp. REIT	2,123	349

Lodging/Resorts (1.1%)
Hilton Worldwide Holdings, Inc.	287	43

Regional Malls (3.9%)
Simon Property Group, Inc. REIT	1,463	158

Self Storage (6.4%)
Public Storage REIT	988	260

Shopping Centers (5.3%)
Brixmor Property Group, Inc. REIT	5,107	106
Kite Realty Group Trust REIT	5,164	111
		217
Single Family Homes (6.9%)
American Homes 4 Rent Class A REIT	8,405	283

Specialty (2.9%)
Iron Mountain, Inc. REIT	2,002	119

Timber (2.4%)
Rayonier, Inc. REIT	3,381	96
Total Common Stocks (Cost $4,253)		3,968

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (a) (Cost $38)	38,158	38
Total Investments (98.3%) (Cost $4,291) (b)(c)		4,006
Other Assets in Excess of Liabilities (1.7%)		70
Net Assets (100.0%)		$4,076

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(c)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,000 and the aggregate gross unrealized depreciation is approximately $342,000, resulting in net unrealized depreciation of approximately $285,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	15.9%
Industrial	15.5
Data Centers	14.3
Health Care	11.5
Apartments	9.7
Infrastructure	8.7
Single Family Homes	7.1
Self Storage	6.5
Free Standing	5.4
Shopping Centers	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Apartments (12.2%)
AvalonBay Communities, Inc. REIT	9,927	$1,705
Essex Property Trust, Inc. REIT	4,576	971
Mid-America Apartment Communities, Inc. REIT	5,468	703
		3,379
Data Centers (14.7%)
Digital Realty Trust, Inc. REIT	12,977	1,570
Equinix, Inc. REIT	3,442	2,500
		4,070
Free Standing (6.2%)
Agree Realty Corp. REIT	8,996	497
NETSTREIT Corp. REIT	17,211	268
Realty Income Corp. REIT	19,335	966
		1,731
Gaming (4.8%)
VICI Properties, Inc. REIT	45,767	1,332

Health Care (11.2%)
CareTrust REIT, Inc.	23,723	486
Ventas, Inc. REIT	10,360	437
Welltower, Inc. REIT	26,551	2,175
		3,098
Industrial (17.7%)
Americold Realty Trust, Inc. REIT	19,985	608
Prologis, Inc. REIT	34,496	3,871
Rexford Industrial Realty, Inc. REIT	8,514	420
		4,899
Lodging/Resorts (2.6%)
Hilton Worldwide Holdings, Inc.	1,190	179
Host Hotels & Resorts, Inc. REIT	33,211	533
		712
Manufactured Homes (2.4%)
Sun Communities, Inc. REIT	5,640	667

Office (1.1%)
Alexandria Real Estate Equities, Inc. REIT	3,036	304

Regional Malls (4.2%)
Simon Property Group, Inc. REIT	10,769	1,163

Self Storage (7.4%)
Extra Space Storage, Inc. REIT	4,061	494
Public Storage REIT	5,931	1,563
		2,057
Shopping Centers (6.1%)
Brixmor Property Group, Inc. REIT	36,232	753
Kite Realty Group Trust REIT	35,148	753
Urban Edge Properties REIT	11,731	179
		1,685
Single Family Homes (4.9%)
American Homes 4 Rent Class A REIT	39,943	1,346

Specialty (3.1%)
Iron Mountain, Inc. REIT	14,388	855
Total Common Stocks (Cost $28,186)		27,298

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (a) (Cost $260)	260,496	260
Total Investments (99.5%) (Cost $28,446) (b)(c)		27,558
Other Assets in Excess of Liabilities (0.5%)		125
Net Assets (100.0%)		$27,683

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(c)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,129,000 and the aggregate gross unrealized depreciation is approximately $2,017,000, resulting in net unrealized depreciation of approximately $888,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.0%
Industrial	17.8
Data Centers	14.8
Apartments	12.3
Health Care	11.2
Self Storage	7.5
Free Standing	6.3
Shopping Centers	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (90.3%)
Biotechnology (26.1%)
4D Molecular Therapeutics, Inc. (a)	1,273	$16
Alnylam Pharmaceuticals, Inc. (a)	419	74
Altimmune, Inc. (a)	1,044	3
Argenx SE ADR (Belgium) (a)	245	121
Ascendis Pharma AS ADR (Denmark) (a)	261	25
Beam Therapeutics, Inc. (a)	1,368	33
Exact Sciences Corp. (a)	1,207	82
Fate Therapeutics, Inc. N (a)	1,572	3
Intellia Therapeutics, Inc. (a)	1,593	50
Moderna, Inc. (a)	372	39
Relay Therapeutics, Inc. N (a)	1,230	10
Vertex Pharmaceuticals, Inc. (a)	276	96
		552
Health Care Equipment & Supplies (12.3%)
Align Technology, Inc. (a)	210	64
IDEXX Laboratories, Inc. (a)	94	41
Inspire Medical Systems, Inc. (a)	324	64
Intuitive Surgical, Inc. (a)	306	90
		259
Health Care Providers & Services (9.1%)
Agilon health, Inc. (a)	2,814	50
Guardant Health, Inc. (a)	892	26
UnitedHealth Group, Inc.	232	117
		193
Health Care Technology (5.3%)
Doximity, Inc., Class A (a)	1,353	29
Schrodinger, Inc. (a)	1,098	31
Veeva Systems, Inc., Class A (a)	259	53
		113
Life Sciences Tools & Services (23.3%)
10X Genomics, Inc., Class A (a)	1,763	73
AbCellera Biologics, Inc. Canada N (Canada) (a)(b)	3,223	15
Evotec SE ADR (Germany) (a)	3,481	34
Illumina, Inc. (a)	289	40
MaxCyte, Inc. (a)	14,540	45
SomaLogic, Inc. (a)	29,999	72
Stevanato Group SpA Italy N (Italy)	1,793	53
Thermo Fisher Scientific, Inc.	213	108
West Pharmaceutical Services, Inc.	143	53
		493
Pharmaceuticals (13.3%)
ATAI Life Sciences NV (a)(b)	8,904	11
Eli Lilly & Co.	294	158
GH Research PLC (a)	958	10
Royalty Pharma PLC, Class A	1,579	43
Zoetis, Inc.	340	59
		281
Specialty Retail (0.9%)
Chewy, Inc., Class A (a)	1,010	18
Total Common Stocks (Cost $2,599)		1,909

Short-Term Investments (6.3%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $107)	107,046	107

Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	21,857	22

	Face Amount (000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $2; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $2)	2	2
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $3; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $3)	3	3
		5
Total Securities held as Collateral on Loaned Securities (Cost $27)		27
Total Short-Term Investments (Cost $134)		134
Total Investments (96.6%) (Cost $2,733) Including $26 of Securities Loaned (d)(e)		2,043
Other Assets in Excess of Liabilities (3.4%)		72
Net Assets (100.0%)		$2,115

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $26,000 and $29,000 respectively. The Fund received cash collateral of approximately $27,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $172,000 and the aggregate gross unrealized depreciation is approximately $862,000, resulting in net unrealized depreciation of approximately $690,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	27.4%
Life Sciences Tools & Services	24.5
Pharmaceuticals	13.9
Health Care Equipment & Supplies	12.8
Health Care Providers & Services	9.6
Health Care Technology	5.6
Short-Term Investments	5.3
Other**	0.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Advantage
Assets:
Common Stocks
Automobiles	$10,696	$—	$—	$10,696
Broadline Retail	14,408	—	—	14,408
Capital Markets	3,156	—	—	3,156
Entertainment	9,430	—	—	9,430
Financial Services	3,866	7,555	—	11,421
Ground Transportation	15,481	—	—	15,481
Health Care Equipment & Supplies	1,107	—	—	1,107
Health Care Technology	3,081	—	—	3,081
Hotels, Restaurants & Leisure	25,095	—	—	25,095
Information Technology Services	44,515	—	—	44,515
Interactive Media & Services	12,279	—	—	12,279
Life Sciences Tools & Services	5,225	—	—	5,225
Media	15,518	—	—	15,518
Pharmaceuticals	9,614	—	—	9,614
Software	13,074	—	—	13,074
Specialty Retail	6,156	—	—	6,156
Total Common Stocks	192,701	7,555	—	200,256
Investment Company	3,349	—	—	3,349
Call Options Purchased	—	713	—	713
Short-Term Investment
Investment Company	1,317	—	—	1,317
Total Assets	$197,367	$8,268	$—	$205,635

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)		Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

American Resilience
Assets:
Common Stocks
Beverages	$19		$—	$—	$19
Capital Markets	65		—	—	65
Electronic Equipment, Instruments & Components	44		—	—	44
Financial Services	79		—	—	79
Health Care Equipment & Supplies	77		—	—	77
Household Products	28		—	—	28
Information Technology Services	61		—	—	61
Insurance	48		—	—	48
Interactive Media & Services	37		—	—	37
Life Sciences Tools & Services	139		—	—	139
Machinery	31		—	—	31
Pharmaceuticals	17		—	—	17
Professional Services	74		—	—	74
Semiconductors & Semiconductor Equipment	35		—	—	35
Software	138		—	—	138
Textiles, Apparel & Luxury Goods	14		—	—	14
Tobacco	41		—	—	41
Total Common Stocks	947		—	—	947
Warrant	—	@	—	—	—	@
Short-Term Investment
Investment Company	18		—	—	18
Total Assets	$965		$—	$—	$965

@ Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Asia Opportunity
Assets:
Common Stocks
Banks	$11,179	$28,619	$—	$39,798
Beverages	—	18,131	—	18,131
Broadline Retail	10,495	—	—	10,495
Chemicals	—	1,068	—	1,068
Construction Materials	—	1,527	—	1,527
Consumer Finance	3,973	—	—	3,973
Entertainment	1,888	—	—	1,888
Food Products	—	6,179	—	6,179
Ground Transportation	6,632	—	—	6,632
Health Care Equipment & Supplies	—	2,843	—	2,843
Hotels, Restaurants & Leisure	8,171	21,426	—	29,597
Household Durables	—	2,275	—	2,275
Insurance	—	4,085	—	4,085
Interactive Media & Services	—	18,014	—	18,014
Real Estate Management & Development	7,691	3,009	—	10,700
Semiconductors & Semiconductor Equipment	—	7,931	—	7,931
Textiles, Apparel & Luxury Goods	—	9,414	—	9,414
Total Common Stocks	50,029	124,521	—	174,550
Short-Term Investment
Investment Company	3,579	—	—	3,579
Total Assets	$53,608	$124,521	$—	$178,129

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)		Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$—		$135	$—	$135
Air Freight & Logistics	—		103	—	103
Automobile Components	2		—	—	2
Automobiles	106		—	—	106
Banks	172		16	—	188
Beverages	26		57	—	83
Biotechnology	96		3	—	99
Broadline Retail	724		1	—	725
Capital Markets	73		1	—	74
Chemicals	41		17	—	58
Commercial Services & Supplies	1		47	—	48
Construction Materials	—		1	—	1
Consumer Finance	3		—	—	3
Consumer Staples Distribution & Retail	82		2	—	84
Containers & Packaging	2		16	—	18
Distributors	3		—	—	3
Diversified Consumer Services	8		—	—	8
Diversified REITs	21		—	—	21
Electronic Equipment, Instruments & Components	—		37	—	37
Entertainment	276		1	—	277
Financial Services	327		145	—	472
Food Products	—		3	—	3
Ground Transportation	454		—	—	454
Health Care Equipment & Supplies	11		23	—	34
Health Care Providers & Services	164		—	—	164
Health Care Technology	37		—	—	37
Hotels, Restaurants & Leisure	318		90	—	408
Household Durables	144		176	—	320
Information Technology Services	1,963		—	—	1,963
Insurance	27		10	—	37
Interactive Media & Services	160		35	—	195
Leisure Products	70		—	—	70
Life Sciences Tools & Services	86		89	—	175
Machinery	—		2	—	2
Marine Transportation	—		12	—	12
Media	178		—	—	178
Metals & Mining	17		1	—	18
Multi-Utilities	5		—	—	5
Oil, Gas & Consumable Fuels	44		—	—	44
Passenger Airlines	5		—	—	5
Personal Care Products	6		1	—	7
Pharmaceuticals	235		5	—	240
Real Estate Management & Development	12		3	—	15
Semiconductors & Semiconductor Equipment	13		37	—	50
Software	915		—	—	915
Specialty Retail	347		—	—	347
Textiles, Apparel & Luxury Goods	52		210	—	262
Trading Companies & Distributors	2		—	—	2
Transportation Infrastructure	1		—	—	1
Total Common Stocks	7,229		1,279	—	8,508
Preferred Stocks
Financial Services	—		—	3	3
Software	—		—	45	45
Total Preferred Stocks	—		—	48	48
Investment Company	110		—	—	110
Warrants	—	@	—	—	—	@
Call Options Purchased	—		19	—	19
Short-Term Investment
Investment Company	90		—	—	90
Total Assets	$7,429		$1,298	$48	$8,775

@   Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Counterpoint Global	Preferred Stocks (000)
Beginning Balance	$33
Purchases	3
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	12
Realized gains (losses)	—
Ending Balance	$48
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$12

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Counterpoint Global	Fair Value at September 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$48	Market Transaction Method	Precedent Transaction	$73.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.5x	Increase
			Discount for Lack of Marketability	14.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Developing Opportunity
Assets:
Common Stocks
Banks	$3,702	$5,403	$—	$9,105
Beverages	—	2,768	—	2,768
Broadline Retail	5,798	—	—	5,798
Capital Markets	—	745	—	745
Chemicals	—	646	—	646
Construction Materials	—	352	—	352
Consumer Finance	592	—	—	592
Entertainment	413	—	—	413
Food Products	—	586	—	586
Ground Transportation	1,443	—	—	1,443
Health Care Equipment & Supplies	—	420	—	420
Hotels, Restaurants & Leisure	1,509	3,949	—	5,458
Household Durables	—	307	—	307
Information Technology Services	1,430	—	—	1,430
Interactive Media & Services	—	3,263	—	3,263
Real Estate Management & Development	1,364	457	—	1,821
Semiconductors & Semiconductor Equipment	—	1,783	—	1,783
Textiles, Apparel & Luxury Goods	—	1,873	—	1,873
Transportation Infrastructure	538	—	—	538
Total Common Stocks	16,789	22,552	—	39,341
Short-Term Investment
Investment Company	287	—	—	287
Total Assets	$17,076	$22,552	$—	$39,628

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)		Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Emerging Markets ex China
Assets:
Common Stocks
Air Freight & Logistics	$—		$39	$—	$39
Automobiles	—		280	—	280
Banks	212		1,042	—	1,254
Beverages	94		—	—	94
Broadline Retail	23		—	—	23
Capital Markets	—		86	—	86
Chemicals	—		75	—	75
Construction & Engineering	—		69	—	69
Consumer Finance	—		96	—	96
Consumer Staples Distribution & Retail	129		100	—	229
Containers & Packaging	—		91	—	91
Electrical Equipment	—		49	—	49
Electronic Equipment, Instruments & Components	—		104	—	104
Financial Services	—		80	—	80
Food Products	92		102	—	194
Ground Transportation	68		—	—	68
Health Care Providers & Services	—		185	—	185
Hotels, Restaurants & Leisure	47		—	—	47
Information Technology Services	54		85	—	139
Insurance	67		121	—	188
Machinery	—		30	—	30
Metals & Mining	—		419	—	419
Oil, Gas & Consumable Fuels	—		402	—	402
Paper & Forest Products	—		129	—	129
Real Estate Management & Development	—		65	—	65
Semiconductors & Semiconductor Equipment	202		556	—	758
Specialty Retail	—		65	—	65
Tech Hardware, Storage & Peripherals	—		379	—	379
Textiles, Apparel & Luxury Goods	—		113	—	113
Transportation Infrastructure	27		—	—	27
Total Common Stocks	1,015		4,762	—	5,777
Rights	—	@	—	—	—	@
Total Assets	$1,015		$4,762	$—	$5,777

@ Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Emerging Markets Leaders
Assets:
Common Stocks
Automobiles	$—	$22,044	$—	$22,044
Banks	18,136	27,319	—	45,455
Broadline Retail	18,862	—	—	18,862
Capital Markets	—	5,342	—	5,342
Chemicals	—	14,454	—	14,454
Consumer Finance	—	19,127	—	19,127
Consumer Staples Distribution & Retail	—	10,745	—	10,745
Electrical Equipment	5,323	22,294	—	27,617
Electronic Equipment, Instruments & Components	—	3,666	—	3,666
Ground Transportation	8,545	—	—	8,545
Information Technology Services	22,144	—	—	22,144
Machinery	—	2,778	—	2,778
Personal Care Products	—	8,849	—	8,849
Pharmaceuticals	—	1,875	—	1,875
Professional Services	1,977	—	—	1,977
Semiconductors & Semiconductor Equipment	—	15,538	—	15,538
Specialty Retail	—	11,393	—	11,393
Textiles, Apparel & Luxury Goods	—	37,593	—	37,593
Total Common Stocks	74,987	203,017	—	278,004
Rights	17	—	—	17
Total Assets	$75,004	$203,017	$—	$278,021

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,972	$—	$2,972
Automobiles	—	24,606	—	24,606
Banks	9,057	89,136	—	98,193
Beverages	—	11,309	—	11,309
Broadline Retail	1,184	8,796	—	9,980
Capital Markets	—	8,962	—	8,962
Chemicals	—	4,054	—	4,054
Construction & Engineering	—	5,006	—	5,006
Consumer Finance	—	5,699	—	5,699
Consumer Staples Distribution & Retail	10,516	4,598	—	15,114
Electrical Equipment	2,229	8,039	—	10,268
Electronic Equipment, Instruments & Components	—	7,247	—	7,247
Financial Services	—	5,674	—	5,674
Food Products	8,100	13,458	—	21,558
Ground Transportation	6,357	—	—	6,357
Health Care Providers & Services	—	7,686	—	7,686
Hotels, Restaurants & Leisure	2,470	2,713	—	5,183
Industrial Conglomerates	—	5,351	—	5,351
Information Technology Services	2,806	5,902	—	8,708
Insurance	4,681	9,535	—	14,216
Interactive Media & Services	—	14,222	—	14,222
Machinery	—	3,113	—	3,113
Metals & Mining	—	26,180	—	26,180
Oil, Gas & Consumable Fuels	—	30,214	—	30,214
Paper & Forest Products	—	7,966	—	7,966
Personal Care Products	—	2,823	—	2,823
Pharmaceuticals	—	3,059	—	3,059
Real Estate Management & Development	—	4,799	—	4,799
Semiconductors & Semiconductor Equipment	9,446	44,959	—	54,405
Specialty Retail	—	5,974	—	5,974
Tech Hardware, Storage & Peripherals	—	26,134	—	26,134
Textiles, Apparel & Luxury Goods	—	16,931	—	16,931
Transportation Infrastructure	4,586	—	—	4,586
Total Common Stocks	61,432	417,117	—	478,549
Rights	13	—	—	13
Short-Term Investment
Investment Company	6,261	—	—	6,261
Total Assets	67,706	417,117	—	484,823
Liabilities:
Futures Contract	(103)	—	—	(103)
Total	$67,603	$417,117	$—	$484,720

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Concentrated
Assets:
Common Stocks
Automobiles	$7,871	$—	$—	$7,871
Banks	8,798	—	—	8,798
Capital Markets	4,881	—	—	4,881
Commercial Services & Supplies	4,246	—	—	4,246
Construction Materials	6,584	—	—	6,584
Consumer Staples Distribution & Retail	5,755	—	—	5,755
Distributors	705	—	—	705
Electric Utilities	3,784	—	—	3,784
Entertainment	7,288	—	—	7,288
Financial Services	4,868	—	—	4,868
Interactive Media & Services	3,821	—	—	3,821
Life Sciences Tools & Services	1,241	—	—	1,241
Semiconductors & Semiconductor Equipment	8,272	—	—	8,272
Software	9,797	—	—	9,797
Textiles, Apparel & Luxury Goods	7,042	—	—	7,042
Trading Companies & Distributors	10,322	—	—	10,322
Total Common Stocks	95,275	—	—	95,275
Short-Term Investment
Investment Company	1,528	—	—	1,528
Total Assets	$96,803	$—	$—	$96,803

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Core
Assets:
Common Stocks
Automobiles	$1,288	$—	$—	$1,288
Banks	1,441	—	—	1,441
Beverages	128	—	—	128
Broadline Retail	393	—	—	393
Building Products	266	—	—	266
Capital Markets	832	—	—	832
Chemicals	418	—	—	418
Commercial Services & Supplies	55	—	—	55
Construction Materials	1,279	—	—	1,279
Consumer Staples Distribution & Retail	168	—	—	168
Distributors	68	—	—	68
Diversified Telecommunication Services	393	—	—	393
Electric Utilities	433	—	—	433
Entertainment	768	—	—	768
Financial Services	663	—	—	663
Health Care Equipment & Supplies	59	—	—	59
Health Care Technology	133	—	—	133
Hotels, Restaurants & Leisure	1,046	—	—	1,046
Household Durables	129	—	—	129
Insurance	478	—	—	478
Interactive Media & Services	683	—	—	683
Life Sciences Tools & Services	692	—	—	692
Metals & Mining	122	—	—	122
Oil, Gas & Consumable Fuels	1,073	—	—	1,073
Passenger Airlines	250	—	—	250
Professional Services	284	—	—	284
Residential REITs	60	—	—	60
Semiconductors & Semiconductor Equipment	1,151	—	—	1,151
Software	1,661	—	—	1,661
Specialty Retail	500	—	—	500
Tech Hardware, Storage & Peripherals	1,562	—	—	1,562
Textiles, Apparel & Luxury Goods	654	978	—	1,632
Trading Companies & Distributors	1,159	—	—	1,159
Total Common Stocks	20,289	978	—	21,267
Short-Term Investment
Investment Company	359	—	—	359
Total Assets	$20,648	$978	$—	$21,626

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$—	$2,245	$—	$2,245
Beverages	806	1,026	—	1,832
Biotechnology	1,208	—	—	1,208
Broadline Retail	3,002	—	—	3,002
Chemicals	872	550	—	1,422
Consumer Staples Distribution & Retail	2,071	—	—	2,071
Containers & Packaging	—	615	—	615
Diversified REITs	227	—	—	227
Entertainment	1,340	—	—	1,340
Financial Services	1,947	1,030	—	2,977
Ground Transportation	1,793	—	—	1,793
Hotels, Restaurants & Leisure	639	734	—	1,373
Household Durables	3,592	2,601	—	6,193
Information Technology Services	2,006	—	—	2,006
Interactive Media & Services	1,981	—	—	1,981
Life Sciences Tools & Services	—	1,562	—	1,562
Oil, Gas & Consumable Fuels	894	—	—	894
Pharmaceuticals	1,731	—	—	1,731
Software	5,843	—	—	5,843
Specialty Retail	5,372	—	—	5,372
Total Common Stocks	35,324	10,363	—	45,687
Short-Term Investments
Investment Company	1,654	—	—	1,654
Repurchase Agreements	—	316	—	316
Total Short-Term Investments	1,654	316	—	1,970
Total Assets	$36,978	$10,679	$—	$47,657

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Focus Real Estate
Assets:
Common Stocks
Data Centers	$388	$—	$—	$388
Diversified	—	458	—	458
Health Care	333	24	—	357
Industrial	363	181	—	544
Industrial/Office Mixed	—	67	—	67
Infrastructure REITs	205	—	—	205
Lodging/Resorts	39	96	—	135
Office	—	38	—	38
Residential	463	116	—	579
Retail	388	28	—	416
Self Storage	151	47	—	198
Specialty	179	—	—	179
Timber REIT	52	—	—	52
Total Common Stocks	2,561	1,055	—	3,616
Short-Term Investment
Investment Company	20	—	—	20
Total Assets	$2,581	$1,055	$—	$3,636

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Franchise
Assets:
Common Stocks
Beverages	$56,719	$143,448	$—	$200,167
Capital Markets	163,496	—	—	163,496
Electronic Equipment, Instruments & Components	55,088	—	—	55,088
Entertainment	—	8,795	—	8,795
Financial Services	165,428	—	—	165,428
Health Care Equipment & Supplies	239,131	—	—	239,131
Household Products	74,211	152,873	—	227,084
Information Technology Services	163,479	—	—	163,479
Insurance	130,403	—	—	130,403
Life Sciences Tools & Services	257,974	—	—	257,974
Machinery	46,097	—	—	46,097
Personal Care Products	—	53,190	—	53,190
Pharmaceuticals	27,838	—	—	27,838
Professional Services	157,577	131,176	—	288,753
Software	274,826	153,138	—	427,964
Textiles, Apparel & Luxury Goods	21,384	52,841	—	74,225
Tobacco	180,414	—	—	180,414
Total Common Stocks	2,014,065	695,461	—	2,709,526
Short-Term Investment
Investment Company	41,518	—	—	41,518
Total Assets	$2,055,583	$695,461	$—	$2,751,044

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Infrastructure
Assets:
Common Stocks
Airports	$2,841	$7,744	$—	$10,585
Communications	22,220	10,763	—	32,983
Diversified	13,119	18,760	—	31,879
Electricity Transmission & Distribution	21,916	12,270	—	34,186
Oil & Gas Storage & Transportation	71,288	10,774	—	82,062
Others	13,282	534	—	13,816
Toll Roads	—	6,511	—	6,511
Water	5,244	3,399	—	8,643
Total Common Stocks	149,910	70,755	—	220,665
Short-Term Investments
Investment Company	19,776	—	—	19,776
Repurchase Agreements	—	664	—	664
Total Short-Term Investments	19,776	664	—	20,440
Total Assets	$169,686	$71,419	$—	$241,105

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Insight
Assets:
Common Stocks
Automobiles	$3,750	$—	$—	$3,750
Banks	403	—	—	403
Biotechnology	1,559	—	—	1,559
Broadline Retail	12,905	—	—	12,905
Chemicals	289	—	—	289
Entertainment	2,854	—	—	2,854
Financial Services	2,589	3,842	—	6,431
Ground Transportation	8,282	—	—	8,282
Health Care Providers & Services	2,913	—	—	2,913
Hotels, Restaurants & Leisure	6,139	—	—	6,139
Information Technology Services	14,405	—	—	14,405
Leisure Products	409	—	—	409
Media	3,993	—	—	3,993
Pharmaceuticals	3,773	—	—	3,773
Software	4,322	—	—	4,322
Specialty Retail	2,299	—	—	2,299
Total Common Stocks	70,884	3,842	—	74,726
Preferred Stock
Software	—	—	21	21
Investment Company	1,179	—	—	1,179
Call Options Purchased	—	271	—	271
Short-Term Investment
Investment Company	675	—	—	675
Total Assets	$72,738	$4,113	$21	$76,872

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stock (000)
Beginning Balance	$30
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(9)
Realized gains (losses)	—
Ending Balance	$21
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$(9)

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at September 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$21	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.9x	Increase
			Discount for Lack of Marketability	16.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	9.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)		Total (000)

Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$148,915	$—		$148,915
Banks	99,220	156,253	—		255,473
Broadline Retail	338,908	—	—		338,908
Electronic Equipment, Instruments & Components	—	33,839	—	†	33,839	†
Entertainment	196,887	—	—		196,887
Financial Services	171,998	13,124	—		185,122
Ground Transportation	287,944	—	—		287,944
Hotels, Restaurants & Leisure	112,454	63,306	—		175,760
Information Technology Services	140,091	—	—		140,091
Interactive Media & Services	122,035	21,611	—		143,646
Software	404,330	—	—		404,330
Textiles, Apparel & Luxury Goods	20,522	169,095	—		189,617
Total Common Stocks	1,894,389	606,143	—	†	2,500,532	†
Short-Term Investment
Investment Company	33,588	—	—		33,588
Total Assets	$1,927,977	$606,143	$—	†	$2,534,120	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$—	$735	$—	$735
Automobiles	9	—	—	9
Banks	126	—	—	126
Beverages	—	7	—	7
Broadline Retail	559	—	—	559
Capital Markets	608	—	—	608
Chemicals	9	—	—	9
Commercial Services & Supplies	10	463	—	473
Consumer Staples Distribution & Retail	188	—	—	188
Diversified REITs	132	—	—	132
Entertainment	—	10	—	10
Ground Transportation	449	—	—	449
Health Care Equipment & Supplies	—	88	—	88
Household Durables	—	416	—	416
Information Technology Services	912	—	—	912
Insurance	248	—	—	248
Interactive Media & Services	258	—	—	258
Life Sciences Tools & Services	334	432	—	766
Metals & Mining	140	10	—	150
Oil, Gas & Consumable Fuels	161	—	—	161
Personal Care Products	—	9	—	9
Pharmaceuticals	588	—	—	588
Real Estate Management & Development	9	—	—	9
Semiconductors & Semiconductor Equipment	89	—	—	89
Software	818	—	—	818
Specialty Retail	306	—	—	306
Textiles, Apparel & Luxury Goods	—	365	—	365
Total Common Stocks	5,953	2,535	—	8,488
Investment Company	100	—	—	100
Warrant	1	—	—	1
Call Options Purchased	—	27	—	27
Short-Term Investment
Investment Company	145	—	—	145
Total Assets	$6,199	$2,562	$—	$8,761

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Real Estate
Assets:
Common Stocks
Data Centers	$3,274	$—	$—	$3,274
Diversified	—	4,803	—	4,803
Health Care	3,214	346	—	3,560
Industrial	4,059	1,673	—	5,732
Industrial/Office Mixed	—	776	—	776
Lodging/Resorts	598	970	—	1,568
Office	179	824	—	1,003
Residential	5,387	994	—	6,381
Retail	3,723	754	—	4,477
Self Storage	1,631	463	—	2,094
Specialty	1,149	—	—	1,149
Total Common Stocks	23,214	11,603	—	34,817
Short-Term Investment
Investment Company	261	—	—	261
Total Assets	$23,475	$11,603	$—	$35,078

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Sustain
Assets:
Common Stocks
Beverages	$1,310	$—	$—	$1,310
Capital Markets	4,854	1,964	—	6,818
Electronic Equipment, Instruments & Components	2,935	—	—	2,935
Entertainment	—	349	—	349
Financial Services	7,607	—	—	7,607
Health Care Equipment & Supplies	7,725	—	—	7,725
Household Products	1,916	3,532	—	5,448
Information Technology Services	6,191	—	—	6,191
Insurance	4,561	2,523	—	7,084
Interactive Media & Services	3,068	—	—	3,068
Life Sciences Tools & Services	12,621	—	—	12,621
Machinery	1,687	1,463	—	3,150
Personal Care Products	—	1,393	—	1,393
Pharmaceuticals	830	—	—	830
Professional Services	5,033	3,101	—	8,134
Semiconductors & Semiconductor Equipment	4,439	—	—	4,439
Software	11,574	4,942	—	16,516
Textiles, Apparel & Luxury Goods	804	—	—	804
Total Common Stocks	77,155	19,267	—	96,422
Warrant	9	—	—	9
Short-Term Investment
Investment Company	1,504	—	—	1,504
Total Assets	$78,668	$19,267	$—	$97,935

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)		Total (000)

Growth
Assets:
Common Stocks
Automobiles	$266,010	$—	$—		$266,010
Biotechnology	79,297	—	—		79,297
Broadline Retail	215,030	—	—		215,030
Capital Markets	20,512	—	—		20,512
Chemicals	20,887	—	—		20,887
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	227,648	—	—		227,648
Financial Services	122,472	127,593	—		250,065
Ground Transportation	460,363	—	—		460,363
Health Care Providers & Services	181,270	—	—		181,270
Health Care Technology	25,829	—	—		25,829
Hotels, Restaurants & Leisure	567,159	—	—		567,159
Information Technology Services	1,015,275	—	—		1,015,275
Leisure Products	26,292	—	—		26,292
Life Sciences Tools & Services	22,133	—	—		22,133
Media	365,998	—	—		365,998
Pharmaceuticals	229,609	—	—		229,609
Software	493,108	—	—		493,108
Specialty Retail	185,066	—	—		185,066
Total Common Stocks	4,523,958	127,593	—	†	4,651,551	†
Preferred Stocks
Financial Services	—	—	14,549		14,549
Software	—	—	136,775		136,775
Total Preferred Stocks	—	—	151,324		151,324
Investment Company	$81,616	$—	$—		$81,616
Call Options Purchased	—	16,162	—		16,162
Short-Term Investments
Investment Company	131,634	—	—		131,634
Repurchase Agreements	—	2,931	—		2,931
Total Short-Term Investments	131,634	2,931	—		134,565
Total Assets	$4,737,208	$146,686	$151,324	†	$5,035,218	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$102,367
Purchases	—		12,876
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		36,081
Realized gains (losses)	—		—
Ending Balance	$—	†	$151,324
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$—		$36,081

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$151,324	Market Transaction Method	Precedent Transaction	$73.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.5x	Increase
			Discount for Lack of Marketability	14.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Automobile Components	$1,013	$—	$—	$1,013
Beverages	1,017	—	—	1,017
Biotechnology	11,676	—	—	11,676
Broadline Retail	30,309	—	—	30,309
Chemicals	2,838	—	—	2,838
Consumer Staples Distribution & Retail	758	—	—	758
Diversified Consumer Services	4,295	—	—	4,295
Financial Services	29,911	—	—	29,911
Ground Transportation	6,966	—	—	6,966
Health Care Equipment & Supplies	1,977	—	—	1,977
Health Care Providers & Services	23,535	—	—	23,535
Health Care Technology	10,375	—	—	10,375
Hotels, Restaurants & Leisure	1,984	—	—	1,984
Household Durables	6,631	10,219	—	16,850
Information Technology Services	51,585	—	—	51,585
Interactive Media & Services	6,899	—	—	6,899
Leisure Products	20,819	—	—	20,819
Life Sciences Tools & Services	17,259	—	—	17,259
Media	1,056	—	—	1,056
Metals & Mining	891	—	—	891
Passenger Airlines	2,583	—	—	2,583
Personal Care Products	3,296	—	—	3,296
Pharmaceuticals	1,710	—	—	1,710
Real Estate Management & Development	2,908	—	—	2,908
Software	97,550	—	—	97,550
Specialty Retail	30,865	—	—	30,865
Textiles, Apparel & Luxury Goods	11,711	—	—	11,711
Total Common Stocks	382,417	10,219	—	392,636
Preferred Stocks
Health Care Technology	—	—	5,590	5,590
Software	—	—	3,846	3,846
Total Preferred Stocks	—	—	9,436	9,436
Investment Company	5,478	—	—	5,478
Warrants	41	—	—	41
Call Options Purchased	$—	$1,292	$—	$1,292
Short-Term Investments
Investment Company	10,924	—	—	10,924
Repurchase Agreements	—	2,275	—	2,275
Total Short-Term Investments	10,924	2,275	—	13,199
Total Assets	$398,860	$13,786	$9,436	$422,082

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)
Beginning Balance	$11,920
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(2,484)
Realized gains (losses)	—
Ending Balance	$9,436
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$(2,484)

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at September 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$9,436	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%-15.5%/14.3%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-12.6x/3.9x	Increase
			Discount for Lack of Marketability	16.0%-18.0%/17.2%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.7x-15.2x/6.0x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$262,888	$—	$262,888
Banks	—	204,531	—	204,531
Beverages	—	251,757	—	251,757
Biotechnology	—	15,923	—	15,923
Broadline Retail	170,768	—	—	170,768
Capital Markets	67,626	—	—	67,626
Electronic Equipment, Instruments & Components	—	141,717	—	141,717
Entertainment	103,987	—	—	103,987
Financial Services	—	60,344	—	60,344
Food Products	—	55,186	—	55,186
Ground Transportation	81,936	—	—	81,936
Health Care Equipment & Supplies	—	117,463	—	117,463
Hotels, Restaurants & Leisure	—	76,524	—	76,524
Information Technology Services	91,435	—	—	91,435
Insurance	—	69,401	—	69,401
Interactive Media & Services	—	53,441	—	53,441
Marine Transportation	—	73,733	—	73,733
Multi-Utilities	64,107	—	—	64,107
Semiconductors & Semiconductor Equipment	97,276	147,846	—	245,122
Textiles, Apparel & Luxury Goods	66,740	610,941	—	677,681
Total Common Stocks	743,875	2,141,695	—	2,885,570
Short-Term Investments
Investment Company	149,870	—	—	149,870
Repurchase Agreements	—	2,417	—	2,417
Total Short-Term Investments	149,870	2,417	—	152,287
Total Assets	$893,745	$2,144,112	$—	$3,037,857

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$67,372	$—	$67,372
Air Freight & Logistics	—	27,356	—	27,356
Automobile Components	—	8,682	—	8,682
Banks	—	54,356	—	54,356
Beverages	—	81,086	—	81,086
Capital Markets	—	41,799	—	41,799
Electrical Equipment	—	26,396	—	26,396
Electronic Equipment, Instruments & Components	—	37,797	—	37,797
Entertainment	—	26,380	—	26,380
Financial Services	—	18,727	—	18,727
Food Products	—	20,296	—	20,296
Health Care Equipment & Supplies	—	21,078	—	21,078
Hotels, Restaurants & Leisure	—	15,380	—	15,380
Household Products	—	34,046	—	34,046
Insurance	—	111,973	—	111,973
Interactive Media & Services	—	9,971	—	9,971
Life Sciences Tools & Services	—	30,320	—	30,320
Machinery	—	76,912	—	76,912
Metals & Mining	25,764	17,044	—	42,808
Oil, Gas & Consumable Fuels	14,542	56,213	—	70,755
Personal Care Products	—	26,741	—	26,741
Pharmaceuticals	—	101,329	—	101,329
Professional Services	—	40,361	—	40,361
Semiconductors & Semiconductor Equipment	32,245	33,051	—	65,296
Software	38,098	41,171	—	79,269
Tech Hardware, Storage & Peripherals	—	26,626	—	26,626
Textiles, Apparel & Luxury Goods	—	56,617	—	56,617
Tobacco	—	25,877	—	25,877
Total Common Stocks	110,649	1,134,957	—	1,245,606
Warrant	94	—	—	94
Short-Term Investment
Investment Company	15,230	—	—	15,230
Total Assets	$125,973	$1,134,957	$—	$1,260,930

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$82,681	$—	$82,681
Banks	81,133	94,440	—	175,573
Beverages	—	32,383	—	32,383
Biotechnology	—	7,253	—	7,253
Broadline Retail	135,263	—	—	135,263
Consumer Staples Distribution & Retail	—	8,600	—	8,600
Electronic Equipment, Instruments & Components	—	30,215	—	30,215
Entertainment	60,319	—	—	60,319
Financial Services	—	20,209	—	20,209
Ground Transportation	28,722	—	—	28,722
Hotels, Restaurants & Leisure	37,632	83,511	—	121,143
Information Technology Services	73,456	—	—	73,456
Interactive Media & Services	—	38,358	—	38,358
Machinery	—	4,913	—	4,913
Semiconductors & Semiconductor Equipment	—	61,390	—	61,390
Textiles, Apparel & Luxury Goods	30,294	118,815	—	149,109
Total Common Stocks	446,819	582,768	—	1,029,587
Short-Term Investments
Investment Company	31,077	—	—	31,077
Repurchase Agreements	—	2,621	—	2,621
Total Short-Term Investments	31,077	2,621	—	33,698
Total Assets	$477,896	$585,389	$—	$1,063,285

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)		Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
International Resilience
Assets:
Common Stocks
Beverages	$—		$140	$—	$140
Capital Markets	—		52	—	52
Electrical Equipment	—		48	—	48
Electronic Equipment, Instruments & Components	—		102	—	102
Entertainment	—		43	—	43
Financial Services	40		33	—	73
Health Care Equipment & Supplies	—		58	—	58
Hotels, Restaurants & Leisure	—		26	—	26
Household Products	33		52	—	85
Insurance	—		41	—	41
Interactive Media & Services	—		19	—	19
Life Sciences Tools & Services	76		50	—	126
Machinery	—		87	—	87
Personal Care Products	—		62	—	62
Pharmaceuticals	—		110	—	110
Professional Services	—		93	—	93
Semiconductors & Semiconductor Equipment	50		25	—	75
Software	62		75	—	137
Textiles, Apparel & Luxury Goods	—		95	—	95
Total Common Stocks	261		1,211	—	1,472
Warrant	—	@	—	—	—	@
Short-Term Investment
Investment Company	18		—	—	18
Total Assets	$279		$1,211	$—	$1,490

@ Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Multi-Asset Real Return
Assets:
Common Stocks
Energy Equipment & Services	$47	$5	$—	$52
Metals & Mining	434	110	—	544
Oil, Gas & Consumable Fuels	515	417	—	932
Total Common Stocks	996	532	—	1,528
U.S. Treasury Securities	—	18,699	—	18,699
Short-Term Investments
Investment Company	7,023	—	—	7,023
Repurchase Agreements	—	1	—	1
Total Short-Term Investments	7,023	1	—	7,024
Foreign Currency Forward Exchange Contracts	—	2	—	2
Futures Contracts	151	—	—	151
Interest Rate Swap Agreements	—	213	—	213
Total Assets	8,170	19,447	—	27,617
Liabilities:
Foreign Currency Forward Exchange Contracts	—	— @	—	— @
Futures Contracts	(342)	—	—	(342)
Interest Rate Swap Agreements	—	(125)	—	(125)
Total Return Swap Agreement	—	(47)	—	(47)
Total Liabilities	(342)	(172)	—	(514)
Total	$7,828	$19,275	$—	$27,103

@ Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Next Gen Emerging Markets
Assets:
Common Stocks
Banks	$785	$4,585	$—	$5,370
Broadline Retail	1,217	—	—	1,217
Building Products	—	371	—	371
Consumer Finance	—	1,342	—	1,342
Entertainment	—	1,640	—	1,640
Food Products	—	3,632	—	3,632
Health Care Providers & Services	—	1,112	—	1,112
Hotels, Restaurants & Leisure	—	401	—	401
Information Technology Services	1,971	3,941	—	5,912
Metals & Mining	—	1,812	—	1,812
Oil, Gas & Consumable Fuels	—	1,613	—	1,613
Personal Care Products	—	776	—	776
Software	—	1,695	—	1,695
Specialty Retail	—	1,409	—	1,409
Textiles, Apparel & Luxury Goods	—	1,674	—	1,674
Wireless Telecommunication Services	—	1,916	—	1,916
Total Common Stocks	3,973	27,919	—	31,892
Short-Term Investment
Investment Company	935	—	—	935
Total Assets	$4,908	$27,919	$—	$32,827

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Passport Overseas Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$4,851	$—	$4,851
Banks	4,802	2,371	—	7,173
Beverages	—	3,974	—	3,974
Biotechnology	2,212	—	—	2,212
Broadline Retail	9,567	—	—	9,567
Chemicals	—	6,476	—	6,476
Containers & Packaging	—	842	—	842
Electrical Equipment	—	497	—	497
Electronic Equipment, Instruments & Components	—	2,071	—	2,071
Energy Equipment & Services	1,322	1,068	—	2,390
Entertainment	3,688	2,804	—	6,492
Financial Services	—	114	—	114
Food Products	—	3,845	—	3,845
Ground Transportation	2,932	—	—	2,932
Health Care Equipment & Supplies	1,791	2,819	—	4,610
Health Care Providers & Services	—	1,152	—	1,152
Hotels, Restaurants & Leisure	5,129	571	—	5,700
Household Durables	1,821	4,472	—	6,293
Household Products	—	392	—	392
Insurance	—	805	—	805
Interactive Media & Services	1,937	5,865	—	7,802
Leisure Products	—	489	—	489
Machinery	—	3,608	—	3,608
Metals & Mining	8,433	10,674	—	19,107
Oil, Gas & Consumable Fuels	874	10,618	—	11,492
Passenger Airlines	2,657	—	—	2,657
Personal Care Products	1,673	6,417	—	8,090
Pharmaceuticals	—	16,482	—	16,482
Professional Services	—	3,067	—	3,067
Semiconductors & Semiconductor Equipment	1,918	9,882	—	11,800
Software	933	—	—	933
Specialty Retail	465	—	—	465
Tech Hardware, Storage & Peripherals	—	5,791	—	5,791
Textiles, Apparel & Luxury Goods	—	1,296	—	1,296
Total Common Stocks	52,154	113,313	—	165,467
Preferred Stock
Biotechnology	—	—	1,250	1,250
Short-Term Investments
Investment Company	3,539	—	—	3,539
Repurchase Agreements	—	500	—	500
Total Short-Term Investments	3,539	500	—	4,039
Foreign Currency Forward Exchange Contracts	—	56	—	56
Total Assets	$55,693	$113,869	$1,250	$170,812

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Passport Overseas Equity	Preferred Stock (000)
Beginning Balance	$1,174
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	76
Realized gains (losses)	—
Ending Balance	$1,250
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$76

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:

Passport Overseas Equity	Fair Value at September 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$1,250	Market Transaction Method	Precedent Transaction	$38.24	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)		Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Permanence
Assets:
Common Stocks
Aerospace & Defense	$14		$107	$—	$121
Broadline Retail	273		—	—	273
Capital Markets	296		—	—	296
Chemicals	8		—	—	8
Commercial Services & Supplies	14		162	—	176
Construction Materials	5		—	—	5
Consumer Staples Distribution & Retail	127		—	—	127
Distributors	69		—	—	69
Diversified Consumer Services	4		—	—	4
Diversified REITs	65		—	—	65
Entertainment	48		—	—	48
Financial Services	60		—	—	60
Food Products	4		—	—	4
Ground Transportation	147		—	—	147
Health Care Equipment & Supplies	5		—	—	5
Health Care Technology	41		—	—	41
Hotels, Restaurants & Leisure	13		—	—	13
Household Durables	42		147	—	189
Information Technology Services	453		—	—	453
Insurance	121		—	—	121
Interactive Media & Services	178		—	—	178
Life Sciences Tools & Services	245		151	—	396
Metals & Mining	68		—	—	68
Oil, Gas & Consumable Fuels	77		—	—	77
Personal Care Products	5		—	—	5
Pharmaceuticals	218		—	—	218
Semiconductors & Semiconductor Equipment	44		—	—	44
Software	410		—	—	410
Specialty Retail	358		—	—	358
Textiles, Apparel & Luxury Goods	—		108	—	108
Trading Companies & Distributors	54		—	—	54
Total Common Stocks	3,466		675	—	4,141
Investment Company	54		—	—	54
Warrant	—	@	—	—	—	@
Call Options Purchased	—		14	—	14
Short-Term Investment
Investment Company	128		—	—	128
Total Assets	$3,648		$689	$—	$4,337

@ Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Banks	$8,083	$—	$—	$8,083
Broadline Retail	6,702	—	—	6,702
Building Products	2,878	—	—	2,878
Capital Markets	8,443	—	—	8,443
Commercial Services & Supplies	4,933	—	—	4,933
Consumer Staples Distribution & Retail	9,109	—	—	9,109
Containers & Packaging	1,226	—	—	1,226
Distributors	1,814	—	—	1,814
Electric Utilities	4,326	—	—	4,326
Entertainment	761	—	—	761
Financial Services	9,457	—	—	9,457
Health Care Equipment & Supplies	2,643	—	—	2,643
Hotels, Restaurants & Leisure	10,094	—	—	10,094
Household Durables	2,553	—	—	2,553
Insurance	11,884	—	—	11,884
Interactive Media & Services	17,251	—	—	17,251
Life Sciences Tools & Services	8,947	—	—	8,947
Metals & Mining	3,594	—	—	3,594
Oil, Gas & Consumable Fuels	8,777	—	—	8,777
Semiconductors & Semiconductor Equipment	17,317	—	—	17,317
Software	23,379	—	—	23,379
Specialty Retail	11,239	—	—	11,239
Tech Hardware, Storage & Peripherals	17,310	—	—	17,310
Textiles, Apparel & Luxury Goods	3,899	—	—	3,899
Trading Companies & Distributors	6,200	—	—	6,200
Total Assets	$202,819	$—	$—	$202,819

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
U.S. Focus Real Estate
Assets:
Common Stocks
Apartments	$387	$—	$—	$387
Data Centers	572	—	—	572
Free Standing	218	—	—	218
Gaming	183	—	—	183
Health Care	463	—	—	463
Industrial	620	—	—	620
Infrastructure	349	—	—	349
Lodging/Resorts	43	—	—	43
Regional Malls	158	—	—	158
Self Storage	260	—	—	260
Shopping Centers	217	—	—	217
Single Family Homes	283	—	—	283
Specialty	119	—	—	119
Timber	96	—	—	96
Total Common Stocks	3,968	—	—	3,968
Short-Term Investment
Investment Company	38	—	—	38
Total Assets	$4,006	$—	$—	$4,006

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$3,379	$—	$—	$3,379
Data Centers	4,070	—	—	4,070
Free Standing	1,731	—	—	1,731
Gaming	1,332	—	—	1,332
Health Care	3,098	—	—	3,098
Industrial	4,899	—	—	4,899
Lodging/Resorts	712	—	—	712
Manufactured Homes	667	—	—	667
Office	304	—	—	304
Regional Malls	1,163	—	—	1,163
Self Storage	2,057	—	—	2,057
Shopping Centers	1,685	—	—	1,685
Single Family Homes	1,346	—	—	1,346
Specialty	855	—	—	855
Total Common Stocks	27,298	—	—	27,298
Short-Term Investment
Investment Company	260	—	—	260
Total Assets	$27,558	$—	$—	$27,558

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Vitality
Assets:
Common Stocks
Biotechnology	$552	$—	$—	$552
Health Care Equipment & Supplies	259	—	—	259
Health Care Providers & Services	193	—	—	193
Health Care Technology	113	—	—	113
Life Sciences Tools & Services	493	—	—	493
Pharmaceuticals	281	—	—	281
Specialty Retail	18	—	—	18
Total Common Stocks	1,909	—	—	1,909
Short-Term Investments
Investment Company	129	—	—	129
Repurchase Agreements	—	5	—	5
Total Short-Term Investments	129	5	—	134
Total Assets	$2,038	$5	$—	$2,043

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.